                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-7440
                                    --------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)        (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
AND
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

                                                                                                      PAGE
                                                                                                    --------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO
    Performance Chart                                                                                      1
    Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)          2
    Definitions of Abbreviations and Footnotes                                                             5
    Disclosure of Fund Expenses                                                                            6
    Disclosure of Portfolio Holdings                                                                       7
    Statement of Assets and Liabilities                                                                    8
    Statement of Operations                                                                                9
    Statements of Changes in Net Assets                                                                   10
    Financial Highlights                                                                                  11
    Notes to Financial Statements                                                                         12
    Report of Independent Registered Public Accounting Firm                                               15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart                                                                                     16
    Disclosure of Fund Expenses                                                                           17
    Disclosure of Portfolio Holdings                                                                      18
    Summary Schedule of Portfolio Holdings                                                                19
    Statement of Assets and Liabilities                                                                   22
    Statement of Operations                                                                               23
    Statements of Changes in Net Assets                                                                   24
    Financial Highlights                                                                                  25
    Notes to Financial Statements                                                                         26
    Report of Independent Registered Public Accounting Firm                                               30

FUND MANAGEMENT                                                                                           31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                               38

NOTICE TO SHAREHOLDERS                                                                                    39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
APRIL 1998-NOVEMBER 2005

GROWTH OF $10,000

                                                     MSCI EMERGING MARKETS INDEX
DATE               EMERGING MARKETS VALUE PORTFOLIO            (GROSS DIVIDENDS)
  4/1/1998                                    10000
 4/30/1998                                     9592                        10000
 5/31/1998                                     8448                         8630
 6/30/1998                                     7681                         7725
 7/31/1998                                     8010                         7970
 8/31/1998                                     5930                         5666
 9/30/1998                                     5900                         6025
10/31/1998                                     7164                         6659
11/30/1998                                     8328                         7213
12/31/1998                                     8617                         7109
 1/31/1999                                     8492                         6994
 2/28/1999                                     8565                         7062
 3/31/1999                                     9518                         7993
 4/30/1999                                    11910                         8982
 5/31/1999                                    11900                         8929
 6/30/1999                                    13350                         9943
 7/31/1999                                    13060                         9672
 8/31/1999                                    13174                         9760
 9/30/1999                                    12749                         9431
10/31/1999                                    13308                         9631
11/30/1999                                    14157                        10495
12/31/1999                                    15877                        11830
 1/31/2000                                    15832                        11901
 2/29/2000                                    15413                        12058
 3/31/2000                                    15198                        12118
 4/30/2000                                    14281                        10969
 5/31/2000                                    13274                        10516
 6/30/2000                                    13297                        10886
 7/31/2000                                    12731                        10326
 8/31/2000                                    12742                        10377
 9/30/2000                                    11814                         9471
10/31/2000                                    10977                         8784
11/30/2000                                    10151                         8017
12/31/2000                                    10454                         8210
 1/31/2001                                    11453                         9340
 2/28/2001                                    10523                         8609
 3/31/2001                                     9512                         7764
 4/30/2001                                     9960                         8147
 5/31/2001                                    10190                         8244
 6/30/2001                                    10075                         8075
 7/31/2001                                     9799                         7565
 8/31/2001                                     9914                         7490
 9/30/2001                                     8306                         6330
10/31/2001                                     8639                         6724
11/30/2001                                     9684                         7426
12/31/2001                                    10350                         8015
 1/31/2002                                    11172                         8287
 2/28/2002                                    11023                         8423
 3/31/2002                                    11683                         8930
 4/30/2002                                    12007                         8988
 5/31/2002                                    11857                         8845
 6/30/2002                                    11010                         8182
 7/31/2002                                    10574                         7559
 8/31/2002                                    10599                         7675
 9/30/2002                                     9329                         6847
10/31/2002                                     9727                         7292
11/30/2002                                    10487                         7793
12/31/2002                                    10174                         7534
 1/31/2003                                    10328                         7501
 2/28/2003                                    10238                         7299
 3/31/2003                                    10008                         7091
 4/30/2003                                    11325                         7723
 5/31/2003                                    12168                         8278
 6/30/2003                                    12705                         8750
 7/31/2003                                    12999                         9297
 8/31/2003                                    13855                         9921
 9/30/2003                                    14533                         9994
10/31/2003                                    15824                        10844
11/30/2003                                    16003                        10978
12/31/2003                                    17928                        11774
 1/31/2004                                    18420                        12192
 2/29/2004                                    19612                        12754
 3/31/2004                                    19858                        12918
 4/30/2004                                    18459                        11862
 5/31/2004                                    17915                        11628
 6/30/2004                                    18242                        11681
 7/31/2004                                    18476                        11475
 8/31/2004                                    19297                        11955
 9/30/2004                                    20568                        12646
10/31/2004                                    21210                        12949
11/30/2004                                    23505                        14148
12/31/2004                                    25015                        14829
 1/31/2005                                    25426                        14876
 2/28/2005                                    27743                        16182
 3/31/2005                                    25715                        15116
 4/30/2005                                    24800                        14713
 5/31/2005                                    25158                        15231
 6/30/2005                                    25985                        15757
 7/31/2005                                    27875                        16872
 8/31/2005                                    28318                        17024
 9/30/2005                                    30590                        18611
10/31/2005                                    28676                        17395
11/30/2005                                    30792                        18836

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           4/1/1998
------------------------------------------------------------------
                         31.06%           24.72%            15.81%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                     LOCAL
                                                    CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                        RETURN           RETURN
-----------------------------                       --------        -----------
United Kingdom (net dividends)                        19.09%              7.72%
Japan (net dividends)                                 41.66%             21.55%
France                                                25.50%             11.33%
Switzerland                                           38.51%             19.87%
Germany                                               26.12%             11.88%
Netherlands                                           29.13%             14.55%
Australia                                             25.56%             19.79%
Italy                                                 19.84%              6.30%
Spain                                                 24.16%             10.12%
Sweden                                                27.30%              6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price-only)                                   20.35%
MSCI EAFE Value Index (net dividends)                                    14.34%
MSCI EAFE Index (net dividends)                                          13.27%
MSCI EAFE Growth Index (net dividends)                                   12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Argentina                                                                67.41%
Brazil                                                                   73.90%
Thailand                                                                  4.11%
Chile                                                                    30.93%
Indonesia                                                                 6.11%
Hungary                                                                  28.07%
Israel                                                                   32.85%
Poland                                                                   34.73%
Taiwan                                                                    6.89%
Mexico                                                                   53.97%
Malaysia                                                                  0.54%
Philippines                                                              22.52%
Turkey                                                                   80.71%
South Korea                                                              47.97%

----------
Source: Morgan Stanley Capital International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS VALUE PORTFOLIO

     The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,471 stocks in 17 countries. Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2005, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets value stocks outperformed developed country stocks but underperformed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.06% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Index, underperformance of the Portfolio was due primarily to greater exposure to stocks with market capitalizations under $700 million and to portfolio composition differences in Latin America. The average weight for stocks with market caps under $700 million which underperformed the MSCI Emerging Markets Index, was 29% for the Master Fund compared to 3% for the Index. Securities from Latin America produced a return of 39.71% for the Master Fund compared to 60.47% for the Index. To a lesser extent, underperformance was attributable due to the Master Fund's greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Fund held 1,471 stocks in 17 countries. Target country weights in the Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets value stocks outperformed developed country stocks but underperformed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.60% for the Fund. Relative to the MSCI Emerging Markets Index, underperformance of the Fund was primarily due to greater exposure to stocks with market capitalizations under $700 million and to portfolio composition differences in Latin America. The average weight for stocks with market caps under $700 million which underperformed the MSCI Emerging Markets Index, was 29% for the Fund compared to 3% for the Index. Securities from Latin America produced a return of 39.71% for the Fund compared to 60.47% for the Index. To a lesser extent, underperformance was attributable to the Fund's greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to market ratio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

STATEMENT OF ASSETS AND LIABILITIES/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

FHLMC   Federal Home Loan Mortgage Corporation
ADR     American Depositary Receipt
+       See Note B to Financial Statements.
++      Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
*       Non-Income Producing Securities.

FINANCIAL HIGHLIGHTS

(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(2)     Computed using average shares outstanding.

ALL STATEMENTS AND SCHEDULES

-       Amounts designated as - are either zero or rounded to zero.
SEC     Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% ANNUAL RETURN

          This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                       BEGINNING          ENDING                             EXPENSES
                                        ACCOUNT          ACCOUNT          ANNUALIZED           PAID
                                         VALUE            VALUE            EXPENSE            DURING
EMERGING MARKETS VALUE PORTFOLIO        06/01/05         11/30/05           RATIO             PERIOD*
--------------------------------      ------------      -----------       ----------        -----------
Actual Fund Return                    $   1,000.00      $  1,224.50          0.70%          $      3.90
Hypothetical 5% Annual Return         $   1,000.00      $  1,021.56          0.70%          $      3.55

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365), to reflect the half-year period. The expenses shown reflect the direct expenses of the feeder fund and the indirect payment of the feeder fund's portion of the expenses of its master fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies                                         100.0%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company)
  (60,239,814 Shares, Cost $1,407,867) at Value+                                                  $   2,078,274
Receivables:
  Investment Securities Sold                                                                             16,309
  Fund Shares Sold                                                                                          581
Prepaid Expenses and Other Assets                                                                            20
                                                                                                  -------------
    Total Assets                                                                                      2,095,184
                                                                                                  -------------

LIABILITIES:
Payables:
  Fund Shares Redeemed                                                                                   16,890
  Due to Advisor                                                                                            667
Accrued Expenses and Other Liabilities                                                                      147
                                                                                                  -------------
    Total Liabilities                                                                                    17,704
                                                                                                  -------------
NET ASSETS                                                                                        $   2,077,480
                                                                                                  =============
SHARES OUTSTANDING, $0.01 PAR VALUE
(Authorized 100,000,000 Shares)                                                                      90,894,931
                                                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                          $       22.86
                                                                                                  =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Company                                $      42,760
                                                                                                  -------------

EXPENSES
  Administrative Services Fees                                                                            5,970
  Accounting & Transfer Agent Fees                                                                           20
  Legal Fees                                                                                                 10
  Audit Fees                                                                                                  3
  Filing Fees                                                                                               123
  Shareholders' Reports                                                                                      58
  Directors' Fees & Expenses                                                                                 19
  Other                                                                                                       9
                                                                                                  -------------
      Total Expenses                                                                                      6,212
                                                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                                                             36,548
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Company                                 19,856
  Net Realized Gain (Loss) on Investment Securities Sold                                                 (2,232)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                             344,565
                                                                                                  -------------

  NET REALIZED AND UNREALIZED GAIN (LOSS)                                                               362,189
                                                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $     398,737
                                                                                                  =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR             YEAR
                                                                                        ENDED            ENDED
                                                                                      NOV. 30,         NOV. 30,
                                                                                        2005             2004
                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                     $      36,548    $       8,355
  Capital Gain Distributions Received from Affiliated Investment Company                  19,856            4,408
  Net Realized Gain (Loss) on Investment Securities Sold                                  (2,232)          (2,987)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities              344,565          234,247
                                                                                   -------------    -------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                      398,737          244,023
                                                                                   -------------    -------------
Distributions From:
  Net Investment Income                                                                  (31,728)         (12,625)
  Net Short-Term Gains                                                                    (1,064)            (803)
  Net Long-Term Gains                                                                     (3,733)              --
                                                                                   -------------    -------------
    Total Distributions                                                                  (36,525)         (13,428)
                                                                                   -------------    -------------
Capital Share Transactions (a):
  Shares Issued                                                                        1,008,916          332,075
  Shares Issued in Lieu of Cash Distributions                                             26,529           10,785
  Shares Redeemed                                                                       (215,490)         (81,177)
                                                                                   -------------    -------------
    Net Increase (Decrease) from Capital Share Transactions                              819,955          261,683
                                                                                   -------------    -------------
    Total Increase (Decrease) in Net Assets                                            1,182,167          492,278

NET ASSETS
  Beginning of Period                                                                    895,313          403,035
                                                                                   -------------    -------------
  End of Period                                                                    $   2,077,480    $     895,313
                                                                                   =============    =============

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                         50,012           22,587
    Shares Issued in Lieu of Cash Distributions                                            1,352              778
    Shares Redeemed                                                                      (10,411)          (5,596)
                                                                                   -------------    -------------
                                                                                          40,953           17,769
                                                                                   =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                           $       4,812    $          (8)

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED             ENDED            ENDED           ENDED             ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      17.93     $      12.53     $       8.42     $       8.43     $       8.97
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.50             0.21             0.19             0.18             0.18
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           4.96             5.54             4.13             0.49            (0.58)
                                                ------------     ------------     ------------     ------------     ------------
  Total from Investment Operations                      5.46             5.75             4.32             0.67            (0.40)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.44)           (0.35)           (0.14)           (0.23)           (0.09)
  Net Realized Gains                                   (0.09)              --            (0.07)           (0.45)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
    Total Distributions                                (0.53)           (0.35)           (0.21)           (0.68)           (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      22.86     $      17.93     $      12.53     $       8.42     $       8.43
================================================================================================================================
Total Return                                           31.06%           46.76%           52.59%            8.29%           (4.60)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
Period (thousands)                              $  2,077,480     $    895,313     $    403,035     $    118,516     $     60,999
Ratio of Expenses to Average Net Assets (1)             0.70%            0.77%            0.86%            0.85%            1.00%
Ratio of Net Investment Income to Average
  Net Assets                                            2.45%            1.37%            2.41%            2.10%            2.34%
--------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-one portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-nine are presented in separate reports and one has not yet commenced operations.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2005, the Portfolio owned 86% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $25.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2005, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Group; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the year ended November 30, 2005, the total related amounts paid by the Group under this arrangement were $107 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                  NET INVESTMENT
                    INCOME AND
                    SHORT-TERM            LONG-TERM
                   CAPITAL GAINS        CAPITAL GAINS              TOTAL
                  ---------------       -------------         --------------
2005               $       32,792       $       3,733         $       36,525
2004                       12,625                 803                 13,428

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

       UNDISTRIBUTED                                    TOTAL NET
       NET INVESTMENT                                 DISTRIBUTABLE
         INCOME AND            UNDISTRIBUTED            EARNINGS/
         SHORT-TERM              LONG-TERM            (ACCUMULATED
       CAPITAL GAINS           CAPITAL GAINS             LOSSES)
       --------------          -------------          --------------
       $        5,093          $      17,974          $       23,067

     For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
      FEDERAL            UNREALIZED           UNREALIZED         APPRECIATION/
      TAX COST          APPRECIATION        (DEPRECIATION)       (DEPRECIATION)
    ------------       --------------       --------------       --------------
    $  1,422,694       $      670,407       $     (14,827)        $      655,580

E. COMPONENTS OF NET ASSETS

     At November 30, 2005 net assets consisted of (amounts in thousands):

                                            ACCUMULATED          UNREALIZED
                        ACCUMULATED         NET REALIZED        APPRECIATION
                            NET              GAIN (LOSS)       (DEPRECIATION)
      PAID-IN            INVESTMENT        OF INVESTMENT        OF INVESTMENT         TOTAL NET
      CAPITAL          INCOME (LOSS)         SECURITIES          SECURITIES            ASSETS
    ------------       -------------       --------------      --------------       ------------
    $  1,398,859       $       4,812       $        3,402      $      670,407       $  2,077,480

F. LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line credit with the international custodian bank during the year ended November 30, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

H. OTHER:

     On November 30, 2005, one shareholder held approximately 28% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

[CHART]

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                               DIMENSIONAL EMERGING        MSCI EMERGING MARKETS
DATE                        MARKETS VALUE FUND INC.      INDEX (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10289                        10444
 1/31/1996                                    11243                        11187
 2/29/1996                                    10941                        11009
 3/31/1996                                    10994                        11095
 4/30/1996                                    11358                        11538
 5/31/1996                                    11436                        11486
 6/30/1996                                    11553                        11558
 7/31/1996                                    10623                        10768
 8/31/1996                                    10969                        11044
 9/30/1996                                    11222                        11140
10/31/1996                                    10955                        10843
11/30/1996                                    11052                        11025
12/31/1996                                    11174                        11074
 1/31/1997                                    12500                        11830
 2/28/1997                                    12808                        12336
 3/31/1997                                    12453                        12011
 4/30/1997                                    12322                        12033
 5/31/1997                                    13183                        12377
 6/30/1997                                    13715                        13039
 7/31/1997                                    13974                        13234
 8/31/1997                                    12515                        11550
 9/30/1997                                    13263                        11870
10/31/1997                                    11610                         9922
11/30/1997                                    11288                         9560
12/31/1997                                    11724                         9791
 1/31/1998                                    11003                         9023
 2/28/1998                                    11854                         9965
 3/31/1998                                    12402                        10398
 4/30/1998                                    12244                        10284
 5/31/1998                                    10866                         8875
 6/30/1998                                     9929                         7944
 7/31/1998                                    10318                         8196
 8/31/1998                                     7629                         5827
 9/30/1998                                     7600                         6196
10/31/1998                                     9230                         6848
11/30/1998                                    10746                         7418
12/31/1998                                    11177                         7311
 1/31/1999                                    11019                         7193
 2/28/1999                                    11125                         7263
 3/31/1999                                    12368                         8220
 4/30/1999                                    15478                         9237
 5/31/1999                                    15478                         9183
 6/30/1999                                    17361                        10226
 7/31/1999                                    16993                         9947
 8/31/1999                                    17142                        10038
 9/30/1999                                    16608                         9699
10/31/1999                                    17335                         9905
11/30/1999                                    18450                        10794
12/31/1999                                    20756                        12167
 1/31/2000                                    20645                        12240
 2/29/2000                                    20106                        12401
 3/31/2000                                    19827                        12462
 4/30/2000                                    18647                        11281
 5/31/2000                                    17337                        10815
 6/30/2000                                    17374                        11195
 7/31/2000                                    16640                        10620
 8/31/2000                                    16659                        10672
 9/30/2000                                    15451                         9740
10/31/2000                                    14355                         9034
11/30/2000                                    13280                         8245
12/31/2000                                    13679                         8443
 1/31/2001                                    14996                         9606
 2/28/2001                                    13780                         8854
 3/31/2001                                    12463                         7984
 4/30/2001                                    13030                         8379
 5/31/2001                                    13344                         8478
 6/30/2001                                    13192                         8305
 7/31/2001                                    12838                         7780
 8/31/2001                                    12990                         7703
 9/30/2001                                    10882                         6510
10/31/2001                                    11328                         6915
11/30/2001                                    12704                         7637
12/31/2001                                    13574                         8243
 1/31/2002                                    14669                         8522
 2/28/2002                                    14478                         8662
 3/31/2002                                    15350                         9184
 4/30/2002                                    15776                         9243
 5/31/2002                                    15584                         9096
 6/30/2002                                    14478                         8414
 7/31/2002                                    13914                         7774
 8/31/2002                                    13946                         7893
 9/30/2002                                    12287                         7042
10/31/2002                                    12808                         7499
11/30/2002                                    13820                         8015
12/31/2002                                    13411                         7749
 1/31/2003                                    13617                         7715
 2/28/2003                                    13498                         7506
 3/31/2003                                    13205                         7293
 4/30/2003                                    14942                         7943
 5/31/2003                                    16072                         8513
 6/30/2003                                    16788                         8998
 7/31/2003                                    17168                         9562
 8/31/2003                                    18309                        10203
 9/30/2003                                    19210                        10278
10/31/2003                                    20937                        11153
11/30/2003                                    21175                        11290
12/31/2003                                    23738                        12108
 1/31/2004                                    24385                        12538
 2/29/2004                                    25981                        13117
 3/31/2004                                    26305                        13285
 4/30/2004                                    24474                        12199
 5/31/2004                                    23749                        11959
 6/30/2004                                    24202                        12013
 7/31/2004                                    24506                        11801
 8/31/2004                                    25619                        12295
 9/30/2004                                    27305                        13005
10/31/2004                                    28178                        13317
11/30/2004                                    31224                        14550
12/31/2004                                    33249                        15251
 1/31/2005                                    33808                        15299
 2/28/2005                                    36893                        16642
 3/31/2005                                    34212                        15546
 4/30/2005                                    32999                        15131
 5/31/2005                                    33501                        15664
 6/30/2005                                    34615                        16205
 7/31/2005                                    37129                        17352
 8/31/2005                                    37743                        17508
 9/30/2005                                    40780                        19140
10/31/2005                                    38239                        17890
11/30/2005                                    41077                        19371

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         31.60%           25.22%            15.18%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% ANNUAL RETURN

          This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                                BEGINNING        ENDING                        EXPENSES
                                                 ACCOUNT        ACCOUNT        ANNUALIZED        PAID
                                                  VALUE          VALUE          EXPENSE         DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.     06/01/05       11/30/05         RATIO          PERIOD*
--------------------------------------------   -----------    -----------      ----------     -----------
Actual Fund Return                             $  1,000.00    $  1,226.50        0.28%        $      1.56
Hypothetical 5% Annual Return                  $  1,000.00    $  1,023.66        0.28%        $      1.42

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365), to reflect the half-year period.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                24.1%
Materials                                                                 21.7
Industrials                                                               14.5
Consumer Discretionary                                                    10.0
Energy                                                                     8.3
Consumer Staples                                                           7.2
Information Technology                                                     5.0
Utilities                                                                  3.9
Telecommunication Services                                                 2.4
Health Care                                                                1.5
Other                                                                      1.4
                                                                         -----
                                                                         100.0%
                                                                         =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
SOUTH AFRICA -- (12.1%)
COMMON STOCKS -- (12.1%)
  ABSA Group, Ltd.                                                          898,244   $    12,722,093                0.5%
  Barloworld, Ltd.                                                          812,425        12,821,554                0.5%
* Harmony Gold Mining Co., Ltd.                                           1,528,002        18,602,113                0.8%
  Liberty Group, Ltd.                                                     1,494,978        16,617,062                0.7%
  Mittal Steel South Africa, Ltd.                                         2,388,294        20,735,581                0.9%
  Nedbank Group, Ltd.                                                     2,021,460        27,316,866                1.1%
  Old Mutual PLC                                                         13,373,079        34,620,312                1.4%
* Sanlam, Ltd.                                                            8,883,110        18,053,349                0.8%
  Other Securities                                                                        133,731,581                5.5%
                                                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                                                       295,220,511               12.2%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                            283,293                0.0%
                                                                                      ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                     295,503,804               12.2%
                                                                                      ---------------    ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Daewoo Engineering & Construction Co., Ltd.                               819,780        10,446,122                0.4%
  Doosan Heavy Industries & Construction Co., Ltd.                          400,500        11,486,218                0.5%
  Hyundai Heavy Industries Co., Ltd.                                        189,160        13,202,835                0.5%
  Hyundai Motor Co., Ltd.                                                   446,030        36,597,684                1.5%
  Kia Motors Corp.                                                          899,680        21,266,533                0.9%
  Other Securities                                                                        193,043,656                8.0%
                                                                                      ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                      286,043,048               11.8%
                                                                                      ---------------    ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
* China Development Financial Holding Corp.                              34,616,000        12,460,167                0.5%
  Far East Textile, Ltd.                                                 15,571,942         9,500,481                0.4%
  Mega Financial Holding Co., Ltd.                                       18,530,000        12,138,844                0.5%
  United Microelectronics Corp.                                          32,824,183        18,237,665                0.8%
  Other Securities                                                                        213,623,791                8.8%
                                                                                      ---------------    ---------------
TOTAL -- TAIWAN                                                                           265,960,948               11.0%
                                                                                      ---------------    ---------------
INDIA -- (10.8%)
COMMON STOCKS -- (10.8%)
* Reliance Industries, Ltd.                                               6,386,159       115,436,390                4.8%
  Tata Steel, Ltd.                                                        1,751,526        13,297,260                0.6%
  Other Securities                                                                        133,735,318                5.5%
                                                                                      ---------------    ---------------
TOTAL -- INDIA                                                                            262,468,968               10.9%
                                                                                      ---------------    ---------------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
  Alfa S.A. de C.V. Series A                                              5,405,364        30,511,096                1.3%
  Controladora Comercial Mexicana S.A. de C.V. Series B                   7,880,200        11,644,513                0.5%
  Gruma S.A. de C.V. Series B                                             3,347,050        10,208,867                0.4%
  Grupo Carso S.A. de C.V. Series A-1                                    13,173,051        31,195,062                1.3%
  Grupo Financiero Inbursa S.A. de C.V. Series O                          6,727,615        10,578,612                0.4%
  Nueva Grupo Mexico S.A. de C.V. Series B                               21,343,635        45,974,639                1.9%
* Organizacion Soriana S.A. de C.V. Series B                              5,249,700        22,799,919                1.0%
  Other Securities                                                                         68,480,847                2.8%
                                                                                      ---------------    ---------------
TOTAL -- MEXICO                                                                           231,393,555                9.6%
                                                                                      ---------------    ---------------

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
BRAZIL -- (7.8%)
PREFERRED STOCKS -- (6.0%)
  Banco Bradesco SA                                                         384,650   $    11,809,200                0.5%
  Gerdau SA                                                               1,163,328        17,306,055                0.7%
  Investimentos Itau SA                                                   6,952,166        23,820,673                1.0%
  Metalurgica Gerdau SA                                                     595,200        11,452,907                0.5%
  Sadia SA                                                                3,838,282        10,608,186                0.4%
  Telemar Norte Leste SA                                                    545,000        16,074,223                0.7%
  Other Securities                                                                         54,920,384                2.2%
                                                                                      ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                    145,991,628                6.0%
                                                                                      ---------------    ---------------
COMMON STOCKS -- (1.8%)
* Cia Siderurgica Belgo-Mineira                                          35,029,733        21,127,531                0.9%
  Companhia Siderurgica Nacional SA                                         931,400        19,443,794                0.8%
  Other Securities                                                                          2,962,425                0.1%
                                                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                                                        43,533,750                1.8%
                                                                                      ---------------    ---------------
TOTAL -- BRAZIL                                                                           189,525,378                7.8%
                                                                                      ---------------    ---------------
TURKEY -- (6.8%)
COMMON STOCKS -- (6.8%)
  Akbank T.A.S                                                            3,293,434        25,929,952                1.1%
  Eregli Demir ve Celik Fabrikalari Turk A.S                              1,995,394        12,716,408                0.5%
* Finansbank A.S                                                          5,486,436        21,963,656                0.9%
* Turkiye Garanti Bankasi A.S                                             4,833,512        16,094,096                0.7%
  Turkiye Is Bankasi A.S                                                  2,232,528        19,065,081                0.8%
  Other Securities                                                                         69,204,921                2.8%
                                                                                      ---------------    ---------------
TOTAL -- TURKEY                                                                           164,974,114                6.8%
                                                                                      ---------------    ---------------
MALAYSIA -- (5.4%)
COMMON STOCKS -- (5.4%)
  Other Securities                                                                        130,852,687                5.4%
                                                                                      ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                             40,393                0.0%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                             14,422                0.0%
                                                                                      ---------------    ---------------
TOTAL -- MALAYSIA                                                                         130,907,502                5.4%
                                                                                      ---------------    ---------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  Bank Hapoalim, Ltd.                                                     5,987,462        25,965,262                1.1%
  Bank Leumi Le-Israel                                                    7,901,628        28,366,273                1.2%
  Other Securities                                                                         55,581,442                2.2%
                                                                                      ---------------    ---------------
TOTAL -- ISRAEL                                                                           109,912,977                4.5%
                                                                                      ---------------    ---------------
CZECH REPUBLIC -- (3.5%)
COMMON STOCKS -- (3.5%)
* Cesky Telecom A.S                                                         535,201        10,779,403                0.5%
  CEZ A.S                                                                 2,744,208        75,160,267                3.1%
                                                                                      ---------------    ---------------
TOTAL -- CZECH REPUBLIC                                                                    85,939,670                3.6%
                                                                                      ---------------    ---------------
POLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
  Polski Koncern Naftowy Orlen SA                                         1,889,530        33,935,305                1.4%
  Other Securities                                                                         42,231,176                1.8%
                                                                                      ---------------    ---------------
TOTAL -- POLAND                                                                            76,166,481                3.2%
                                                                                      ---------------    ---------------

                                                                                                           PERCENTAGE
                                                                        SHARES            VALUE++        OF NET ASSETS**
                                                                    ---------------   ---------------    ---------------
INDONESIA -- (3.1%)
COMMON STOCKS -- (3.1%)
  PT International Nickel Indonesia Tbk                                   7,522,000   $     9,585,057                0.4%
  PT Medco Energi International Tbk                                      31,249,000        10,329,197                0.4%
  PT Semen Gresik Tbk                                                     8,421,591        15,013,158                0.6%
  Other Securities                                                                         39,786,196                1.7%
                                                                                      ---------------    ---------------
TOTAL -- INDONESIA                                                                         74,713,608                3.1%
                                                                                      ---------------    ---------------
THAILAND -- (3.0%)
COMMON STOCKS -- (3.0%)
  Other Securities                                                                         72,162,969                3.0%
                                                                                      ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
* Other Securities                                                                              3,440                0.0%
                                                                                      ---------------    ---------------
TOTAL -- THAILAND                                                                          72,166,409                3.0%
                                                                                      ---------------    ---------------
CHILE -- (1.9%)
COMMON STOCKS -- (1.9%)
  Sociedad Quimica y Minera de Chile SA Series B                            945,090        10,973,469                0.5%
  Other Securities                                                                         35,077,407                1.4%
                                                                                      ---------------    ---------------
TOTAL -- CHILE                                                                             46,050,876                1.9%
                                                                                      ---------------    ---------------
HUNGARY -- (1.8%)
COMMON STOCKS -- (1.8%)
  Egis RT                                                                   121,985        12,483,057                0.5%
  Other Securities                                                                         32,383,718                1.4%
                                                                                      ---------------    ---------------
TOTAL -- HUNGARY                                                                           44,866,775                1.9%
                                                                                      ---------------    ---------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
  Tenaris SA                                                              1,660,259        18,265,822                0.8%
  Other Securities                                                                         21,987,763                0.9%
                                                                                      ---------------    ---------------
TOTAL -- ARGENTINA                                                                         40,253,585                1.7%
                                                                                      ---------------    ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                         31,637,198                1.3%
                                                                                      ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                          1,143,164                0.0%
                                                                                      ---------------    ---------------

                                                                         FACE
                                                                        AMOUNT
                                                                    ---------------
                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $31,296,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $30,670,080) to be repurchased at $30,219,257         $        30,216        30,216,000                1.2%
                                                                                      ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,628,835,342)                                                               $ 2,439,844,060              100.9%
                                                                                      ===============    ===============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value                                                          $  2,439,844
Foreign Currencies at Value                                                          2,473
Cash                                                                                    14
Receivables:
  Investment Securities Sold                                                         3,516
  Dividends and Interest                                                             3,166
  Fund Shares Sold                                                                       8
Prepaid Expenses and Other Assets                                                        2
                                                                              ------------
      Total Assets                                                               2,449,023
                                                                              ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                   10,418
  Fund Shares Redeemed                                                              16,309
  Due to Advisor                                                                       194
Deferred Thailand Capital Gains Tax                                                  4,119
Deferred Chilean Repatriation Tax                                                       19
Accrued Expenses and Other Liabilities                                                 900
                                                                              ------------
      Total Liabilities                                                             31,959
                                                                              ------------
NET ASSETS                                                                    $  2,417,064
                                                                              ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                       70,060,119
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $      34.50
                                                                              ============
Investments at Cost                                                           $  1,628,835
                                                                              ------------
Foreign Currencies at Cost                                                    $      2,306
                                                                              ------------

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,932)                         $     57,122
  Interest                                                                           6,121
                                                                              ------------
      Total Investment Income                                                       63,243
                                                                              ------------
EXPENSES
  Investment Advisory Services Fees                                                  1,799
  Accounting & Transfer Agent Fees                                                     891
  Custodian Fees                                                                     2,236
  Legal Fees                                                                            26
  Audit Fees                                                                            27
  Shareholders' Reports                                                                 88
  Directors' Fees & Expenses                                                            21
  Other                                                                                100
                                                                              ------------
      Total Expenses                                                                 5,188
                                                                              ------------
  NET INVESTMENT INCOME (LOSS)                                                      58,055
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                            59,058
  Net Realized Gain (Loss) on Foreign Currency Transactions                         (3,127)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     375,233
    Translation of Foreign Currency Denominated Amounts                                  5
  Deferred Thailand Capital Gains Tax                                                  249
                                                                              ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                          431,418
                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    489,473
                                                                              ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2005            2004
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $     58,055    $     19,845
  Net Realized Gain (Loss) on Investment Securities Sold                            59,058          26,764
  Net Realized Gain (Loss) on Foreign Currency Transactions                         (3,127)         (1,330)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     375,233         294,842
    Translation of Foreign Currency Denominated Amounts                                  5              36
  Deferred Thailand Capital Gains Tax                                                  249           1,032
                                                                              ------------    ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations              489,473         341,189
                                                                              ------------    ------------
Distributions From:
  Net Investment Income                                                            (51,518)        (15,246)
  Net Short-Term Gains                                                              (1,386)             --
  Net Long-Term Gains                                                              (24,479)         (6,727)
                                                                              ------------    ------------
      Total Distributions                                                          (77,383)        (21,973)
                                                                              ------------    ------------
Capital Share Transactions (a):
  Shares Issued                                                                    847,065         283,404
  Shares Issued in Lieu of Cash Distributions                                       67,397          19,331
  Shares Redeemed                                                                  (82,438)        (66,724)
                                                                              ------------    ------------
      Net Increase (Decrease) from Capital Share Transactions                      832,024         236,011
                                                                              ------------    ------------
      Total Increase (Decrease) in Net Assets                                    1,244,114         555,227

NET ASSETS
  Beginning of Period                                                            1,172,950         617,723
                                                                              ------------    ------------
  End of Period                                                               $  2,417,064    $  1,172,950
                                                                              ============    ============

(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                   27,817          12,545
    Shares Issued in Lieu of Cash Distributions                                      2,289             905
    Shares Redeemed                                                                 (2,587)         (3,000)
                                                                              ------------    ------------
                                                                                    27,519          10,450
                                                                              ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                      $      5,573    $      3,225

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                YEAR               YEAR             YEAR            YEAR             YEAR
                                               ENDED              ENDED            ENDED           ENDED            ENDED
                                              NOV. 30,           NOV. 30,         NOV. 30,        NOV. 30,         NOV. 30,
                                                2005               2004             2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $       27.57      $       19.25    $       12.81    $       12.28    $       14.14
                                           -------------      -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                      0.99(2)            0.52             0.33             0.23             0.38
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                       7.42               8.42             6.45             0.83            (0.92)
                                           -------------      -------------    -------------    -------------    -------------
    Total from Investment Operations                8.41               8.94             6.78             1.06            (0.54)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                            (0.88)             (0.41)           (0.34)           (0.32)           (0.33)
  Net Realized Gains                               (0.60)             (0.21)              --            (0.21)           (0.99)
                                           -------------      -------------    -------------    -------------    -------------
    Total Distributions                            (1.48)             (0.62)           (0.34)           (0.53)           (1.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $       34.50      $       27.57    $       19.25    $       12.81    $       12.28
==============================================================================================================================
Total Return                                       31.60%             47.38%           53.30%            8.79%           (4.34)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   2,417,064      $   1,172,950    $     617,723    $     345,597    $     279,096
Ratio of Expenses to Average Net Assets             0.29%              0.34%            0.42%            0.40%            0.52%
Ratio of Net Investment Income to Average
  Net Assets                                        3.23%              2.33%            2.39%            1.67%            3.16%
Portfolio Turnover Rate                                7%                 8%              10%              15%              19%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $31.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2005, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by Fund under this arrangement were $4 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                        $   909,553
               Sales                                                128,972

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                  INCREASE              INCREASE            INCREASE
                 (DECREASE)            (DECREASE)          (DECREASE)
               UNDISTRIBUTED          ACCUMULATED          ACCUMULATED
               NET INVESTMENT         NET REALIZED        APPRECIATION
                   INCOME                GAINS           (DEPRECIATION)
               --------------        --------------      --------------
               $       (2,859)       $        3,108      $         (249)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                 NET INVESTMENT
                                   INCOME AND
                                   SHORT-TERM            LONG-TERM
                                      GAINS             CAPITAL GAIN              TOTAL
                                 ---------------       -------------         --------------
2005                             $        52,904       $      24,479         $       77,383
2004                                      15,246               6,727                 21,973

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

               UNDISTRIBUTED                                TOTAL NET
               NET INVESTMENT                             DISTRIBUTABLE
                 INCOME AND          UNDISTRIBUTED          EARNINGS/
                 SHORT-TERM          NET REALIZED         (ACCUMULATED
               CAPITAL GAINS         CAPITAL GAINS           LOSSES)
               --------------        --------------      --------------
               $       12,855        $       53,152      $       66,007

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Fund had no capital loss carryforwards available to offset future realized capital gains.

     Some of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2005, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $1,867 and $2,725, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                    NET
                                                                UNREALIZED
             FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
             TAX COST       APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
           ------------    --------------   --------------    ---------------
           $  1,633,627    $      900,189   $      (93,972)   $       806,217

F. COMPONENTS OF NET ASSETS:

     At November 30, 2005 net assets consisted of (amounts in thousands):

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                      ACCUMULATED      ACCUMULATED                  (DEPRECIATION)  UNREALIZED
                      ACCUMULATED     NET REALIZED     NET REALIZED     DEFERRED    OF INVESTMENT       NET
                          NET          GAIN (LOSS)       FOREIGN        THAILAND      SECURITIES      FOREIGN
         PAID-IN      INVESTMENT     OF INVESTMENT       EXCHANGE       CAPITAL      AND FOREIGN      EXCHANGE      TOTAL NET
         CAPITAL     INCOME (LOSS)     SECURITIES      GAIN (LOSS)     GAINS TAX       CURRENCY     GAIN (LOSS)      ASSETS
       -----------   -------------   --------------    ------------    ---------    --------------  -----------   -------------
       $ 1,549,044   $       5,573   $       58,739    $     (3,127)   $  (4,119)   $      810,927  $        27   $   2,417,064

G. FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Fund under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Fund under the line of credit with the international custodian bank during the year ended November 30, 2005.

I. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993       79 portfolios in 4           Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG    DFAIDG - since 1983       investment companies         of Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993       79 portfolios in 4           Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG    DFAIDG - since 1986       investment companies         Professor of Economics, Graduate School of
and DEM.                   DIG - since 1993                                       Business, University of Chicago. Senior
Trustee of DFAITC.         DEM - since 1993                                       Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                               strategy and finance consulting). Formerly,
Chicago, IL 60637                                                                 President, Cardean University (division of
Date of Birth: 1/19/39                                                            UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com. Formerly,
                                                                                  Trustee, First Prairie Funds (registered
                                                                                  investment company). Trustee, Harbor Fund
                                                                                  (registered investment company) (13 Portfolios).

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993       79 portfolios in 4           Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981       investment companies         Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                                       Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1993                                       Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                         publishing and consulting). Partner, Zebra
P.O. Box 208200                                                                   Capital Management, LLC (hedge fund manager).
New Haven, CT                                                                     Formerly, Director, Hospital Fund, Inc.
06520-8200                                                                        (investment management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003      79 portfolios in 4           John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003      investment companies         Graduate School of Business Administration,
and DEM.                   DFA DIG - since 2003                                   Harvard University (since 1998). George Fisher
Trustee of DFAITC.         DEM - since 2003                                       Baker Professor of Business Administration,
Harvard Business School                                                           Graduate School of Business Administration,
397 Morgan Hall Soldiers                                                          Harvard University (1988-1998), Co-founder, Chief
Field Boston, MA 02163                                                            Science Officer, Integrated Finance Limited
Date of Birth: 7/31/44                                                            (since 2002). Director, MF Risk, Inc. (risk
                                                                                  management software) (since 2001). Director,
                                                                                  Peninsula Banking Group (bank) (since 2003).
                                                                                  Director, Community First Financial Group (bank
                                                                                  holding company) (since 2003). Formerly,
                                                                                  Co-Founder and Principal, Long-Term Capital
                                                                                  Management. Director, Vical Incorporated
                                                                                  (biopharmaceutical product development).

Myron S. Scholes           DFAITC - since 1993       79 portfolios in 4           Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981       investment companies         Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                                       Capital Management (private equity firm).
Trustee of DFAITC.         DEM - since 1993                                       Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                                  fund). Director, Chicago Mercantile Exchange,
Management, Inc.                                                                  Consultant, Arbor Investors. Formerly, Director,
2775 Sand Hill Rd                                                                 Smith Breeden Family of Funds. Director, American
Suite 220                                                                         Century Fund Complex (registered investment
Menlo Park, CA 94025                                                              companies) (38 Portfolios); and Director, Chicago
Date of Birth: 7/01/41                                                            Mercantile Exchange Holdings Inc.

Abbie J. Smith             DFAITC - since 2000       79 portfolios in 4           Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000       investment companies         Graduate School of Business, University of
and DEM.                   DIG - since 2000                                       Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                                       Business School (9/01 to 8/02). Director, HON
Graduate School of                                                                Industries Inc. (office furniture) and Director,
Business                                                                          Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

  NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993       79 portfolios in 4           Chairman, Director, Chief Executive Officer,
Chairman, Director,        DFAIDG - since 1981       investment companies         Chief Investment Officer and President of
Chief Executive Officer,   DIG - since 1992                                       Dimensional Fund Advisors Inc., DFA Securities
Chief Investment Officer   DEM - since 1993                                       Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
and President of DFAIDG,                                                          Chief Executive Officer, Chief Investment Officer
DIG and DEM. Chairman,                                                            and President of DFAITC. Director of Dimensional
Trustee, Chief Executive                                                          Fund Advisors Ltd, and formerly Chief Investment
Officer, Chief Investment                                                         Officer. Director, Chief Investment Officer and
Officer and President of                                                          President of DFA Australia Ltd. Formerly,
DFAITC.                                                                           Director of Dimensional Funds PLC. Chairman,
1299 Ocean Avenue                                                                 Director, Chief Executive Officer and Chief
Santa Monica, CA 90401                                                            Investment Officer of Dimensional Fund Advisors
Date of Birth: 12/02/46                                                           Canada Inc. (All Chief Investment Officer
                                                                                  positions held starting 1/1/2003 except for
                                                                                  Dimensional Fund Advisors Canada Inc., which was
                                                                                  from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners, Director,
                                                                                  University of Chicago Business School. Formerly,
                                                                                  Director, SA Funds (registered investment
                                                                                  company). Formerly Director, Assante Corporation
                                                                                  (investment management) (until 2002).

Rex A. Sinquefield*        DFAITC - since 1993       79 portfolios in 4           Chairman and Director (and prior to 1/1/2003,
Chairman and Director of   DFAIDG - since 1981       investment companies         Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.       DIG - since 1992                                       Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of    DEM - since 1993                                       and DEM, Chairman, Trustee (and prior to
DFAITC.                                                                           1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                                 Director and formerly President of Dimensional
Santa Monica, CA 90401                                                            Fund Advisors Ltd., Director (and prior to
Date of Birth: 9/07/44                                                            1/1/2003, Chief Investment Officer) of DFA
                                                                                  Australia Ltd. Director of Dimensional Funds PLC
                                                                                  and Dimensional Fund Advisors Canada Inc.

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis. Director, St. Louis Art
                                                                                  Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS

M. Akbar Ali                                 Since 2005       Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                                Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                         University of California, Los Angeles (August 2000 to June 2002);
                                                              Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                              June 2000).

Darryl Avery                                 Since 2005       Vice President of all the DFA Entities. From June 2002 to January
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                         Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                              2002); institutional client service and marketing representative for
                                                              Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                             Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                             Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant Secretary                        Australia Limited, Dimensional Fund Advisors Ltd., and since June
Date of Birth: 1/24/67                                        2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark                             Since 2004       Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                        University of Chicago (September 2000 to March 2001); and Associate
                                                              of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an
                                                              Analyst and later an Associate of John Nuveen & Co. (August 1997 to
                                                              September 1999).

Truman A. Clark                              Since 1996       Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                       Since 2004       Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                                Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                       to January 2004); Branch Chief, Investment Company and Investment
                                                              Advisor Inspections, Securities and Exchange Commission (April 1994
                                                              to August 2000).

James L. Davis                               Since 1999       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                                       Kansas State University. Arthur Andersen & Co., and Phillips
                                                              Petroleum Co.

Robert T. Deere                              Since 1994       Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                                Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                           Since 2001       Vice President of all the DFA Entities. Prior to April 2001,
Vice President                                                marketing supervisor and marketing coordinator for Dimensional.
Date of Birth: 3/18/70                                        Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice                           Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                        DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Date of Birth: 8/5/65                                         Advisors Ltd.

Eugene F. Fama, Jr.                          Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                          Since 2004       Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                               Since 2001       Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                                Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                       to August 2001) and Academic Director Master of Business Taxation
                                                              Program (June 1996 to August 2001) at the University of Southern
                                                              California Marshall School of Business.

Henry F. Gray                                Since 2000       Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                                Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 9/22/67                                        Limited.

Kamyab Hashemi-Nejad                         Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                                Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                           Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                                  Since 2005       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                                of Dimensional (since March 2003 to March 2005). Formerly, Vice
Date of Birth: 11/13/67                                       President and Portfolio Manager for Payden & Rygel (July 1999 to
                                                              February 2003).

Christine W. Ho                              Since 2004       Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                                Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                                 Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                                Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                        (September 1997 to August 2001).

Patrick M. Keating                           Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                                Canada Inc. (since June 2003). Formerly, Director, President and
Date of Birth: 12/21/54                                       Chief Executive Officer, Assante Asset Management, Inc. (October 2000
                                                              to December 2002); Director, Assante Capital Management (October 2000
                                                              to December 2002); President and Chief Executive Officer, Assante
                                                              Capital Management (October 2000 to April 2001); Executive Vice
                                                              President, Assante Corporation (May 2001 to December 2002); Director,
                                                              Assante Asset Management Ltd. (September 1997 to December 2002);
                                                              President and Chief Executive Officer, Assante Asset Management Ltd.
                                                              (September 1998 to May 2001).

Joseph F. Kolerich                           Since 2004       Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                2004, Portfolio Manager for Dimensional, Formerly, a trader at
Date of Birth: 11/7/71                                        Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                              Management Company).

Michael F. Lane                              Since 2004       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                        President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                                   Since 2005       Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                                Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                        for Metropolitan West Asset Management LLC (February 2001 to December
                                                              2003) and Director of Human Resources for Icebox, LLC (March 2000 to
                                                              February 2001).

Heather H. Mathews                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                       Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                 Since 2003       Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                         Associates (investment consulting firm) (December 2000 to June 2002).

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                        Vice President     Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary                 since 1997       and Assistant Secretary of DFA Australia Limited (since February
Date of Birth: 5/7/64                      and Secretary      2002, April 1997 and May 2002, respectively). Vice President and
                                             since 2000       Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003).
                                                              Director, Dimensional Funds plc (since January 2002). Formerly,
                                                              Assistant Secretary of all DFA Entities and Dimensional Fund Advisors
                                                              Ltd.

Sonya K. Park                                Since 2005       Vice President of all the DFA Entities. From February 2002 to January
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 6/28/72                                        Formerly, Associate Director at Watson Pharmaceuticals Inc. (January
                                                              2001 to February 2002); Graduate student at New York University
                                                              (February 2000 to December 2000).

David A. Plecha                              Since 1993       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                           Since 2002       Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                                for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                        Scientist (August 1998 to June 2000), California Institute of
                                                              Technology.

L. Jacobo Rodriguez                          Since 2005       Vice President of all the DFA Entities. From August 2004 to July
Vice President                                                2005, institutional client service representative of Dimensional.
Date of Birth: 5/18/71                                        Formerly, Financial Services Analyst, Cato Institute (September 2001
                                                              to June 2004); Book Review Editor, Cato Journal, Cato Institute (May
                                                              1996 to June 2004); and Assistant Director, Project on Global
                                                              Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina                          Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                               Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                         and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                       Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                              Funds, plc (January 2002).

David E. Schneider                           Since 2001       Vice President of all the DFA Entities. Currently, Director of
Vice President                                                Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                        Dimensional.

Jeanne C. Sinquefield, Ph.D.*                Since 1988       Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                      Limited. Vice President (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                        Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
                                                              Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                               Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                        Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                               Since 2000       Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                                Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                         Limited.

Lawrence R. Spieth                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                           Since 2004       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                                Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                        of Dimensional. Formerly, Vice President and General Manager of
                                                              Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                              Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                              Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                              February 2002).

Karen E. Umland                              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 3/10/66                                        Advisors Canada Inc.

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
             AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                             Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                         Since 1997       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                                DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                            Since 2001       Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                                Financial Advisors Services of Dimensional. Director of Dimensional
Date of Birth: 3/3/45                                         Fund Advisors Ltd. (since October 2003) and President of Dimensional
                                                              Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have an November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                  NET
                                              INVESTMENT     SHORT-TERM       LONG-TERM                    QUALIFYING   FOREIGN
                                                INCOME      CAPITAL GAIN    CAPITAL GAIN        TOTAL       DIVIDEND      TAX
                                             DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   INCOME(1)  CREDIT(2)
                                             -------------  -------------   -------------   -------------   ---------  ---------
DFA INVESTMENT DIMENSIONS GROUP INC.
Emerging Markets Value Portfolio                    89.78%             --           10.22%        100.00%      76.00%         --

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
Dimensional Emerging Markets Value Fund Inc.        66.55%           1.82%          31.63%        100.00%      66.00%       8.86%

----------
(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short term capital gain and net investment income).

ITEM 2.      CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)     Audit Fees

                    Fiscal Year Ended November 30, 2005:  $ 22,115
                    Fiscal Year Ended November 30, 2004:  $ 20,942

     (b)     Audit-Related Fees

                    Fees for Registrant   Fiscal Year Ended November 30, 2005:  $  2,820
                                          Fiscal Year Ended November 30, 2004:  $  2,640

     For fiscal years ended November 30, 2005 and November 30, 2004, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

             Audit-Related Fees required to be approved pursuant to paragraph
             (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                          Fiscal Year Ended November 30, 2005:  $ 51,200
                                          Fiscal Year Ended November 30, 2004:  $      0

     For the fiscal year ended November 30, 2005, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with a readiness review and issuance of a Type I SAS 70 over controls at the Registrant's investment adviser.

     (c)     Tax Fees

                    Fees for Registrant   Fiscal Year Ended November 30, 2005:  $  2,542
                                          Fiscal Year Ended November 30, 2004:  $  1,100

     Tax Fees included, for the fiscal year ended November 30, 2005, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India, and for the fiscal year ended November 30, 2004, fees for tax services in connection with the Registrant's excise tax calculations and limited review of the Registrant's applicable tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)     All Other Fees

                    Fees for Registrant   Fiscal Year Ended November 30, 2005:  $      0
                                          Fiscal Year Ended November 30, 2004:  $      0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1)  Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

             A.   General

             1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

             2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

             B.   Pre-Approval of Audit Services to the Funds

             1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

             2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

             3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

             C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

             1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

             2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

             3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

             4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

             5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

             D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

             1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

             2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

             3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

             4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                  (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                  (b) refer such matter to the Committee for its consideration and action.

                  In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

             5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

             E.   Amendment; Annual Review

             1.   The Committee may amend these procedures from time to time.

             2.   These procedures shall be reviewed annually by the Committee.

             F.   Recordkeeping

             1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

             2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

             3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2005 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

     (g)     Aggregate Non-Audit Fees

                    Fiscal Year Ended November 30, 2005:  $ 161,027
                    Fiscal Year Ended November 30, 2004:  $ 164,040

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The Registrant's schedule of investments is provided below.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                              SHARES           VALUE++
                                                                         ---------------   ---------------
SOUTH AFRICA -- (12.1%)
COMMON STOCKS -- (12.1%)
     ABSA Group, Ltd.                                                            898,244   $    12,722,093
     Advtech, Ltd.                                                               620,958           191,805
     Aeci, Ltd.                                                                  367,392         3,011,312
     Afgri, Ltd.                                                               1,376,115         1,103,320
     African Life Assurance Co., Ltd.                                            488,203         1,686,724
  *  African Rainbow Minerals, Ltd.                                            1,038,945         6,496,364
  *  Afrikander Lease, Ltd.                                                      246,760           228,771
     AG Industries, Ltd.                                                         600,361           265,018
     Allied Electronics Corp., Ltd.                                              401,440         1,422,957
     Argent Industrial, Ltd.                                                     209,277           372,943
  *  AST Group, Ltd.                                                             195,883            15,128
     Aveng, Ltd.                                                               1,359,173         3,870,809
     AVI, Ltd.                                                                   928,811         2,220,793
     Barloworld, Ltd.                                                            812,425        12,821,554
  *  Bell Equipment, Ltd.                                                        327,590           495,499
     Business Connexion Group                                                    465,381           552,447
     Bytes Technology Group, Ltd.                                                314,654           459,676
     Capitec Bank Holdings, Ltd.                                                 171,133           629,270
     Caxton & CTP Publishers & Printers, Ltd.                                  1,649,003         3,288,237
     City Lodge Hotels, Ltd.                                                      21,170           129,799
  *  Corpgro, Ltd.                                                               579,166                 0
     Datacentrix Holdings, Ltd.                                                  319,399           126,598
  *  Datatec, Ltd.                                                               489,644         1,460,992
     Delta Electrical Industries, Ltd.                                           185,990           956,733
  *  Dimension Data Holdings PLC                                               3,977,377         2,551,060
     Distell Group, Ltd.                                                         668,065         3,091,785
     Dorbyl, Ltd.                                                                105,718           192,877
  *  Durban Roodeport Deep, Ltd.                                                 155,655           215,876
     Ellerine Holdings, Ltd.                                                     255,373         2,346,261
     Enviroserv Holdings, Ltd.                                                   259,484           163,655
     Gold Reef Casino Resorts, Ltd.                                              344,218           738,945
     Group Five, Ltd.                                                            258,794           746,772
  *  Harmony Gold Mining Co., Ltd.                                             1,528,002        18,602,113
     Highveld Steel & Vanadilum Corp., Ltd.                                      268,788         3,478,271
     Hudaco Industries, Ltd.                                                     104,300           644,762
     Iliad Africa, Ltd.                                                           76,658           124,993
     Illovo Sugar, Ltd.                                                        1,015,749         1,677,777
     Imperial Holdings, Ltd.                                                     349,923         6,638,418
     Investec, Ltd.                                                              187,263         7,470,767
  *  JCI, Ltd.                                                                 4,289,448           106,199
  *  Johnic Communications, Ltd.                                                 294,723         2,139,498
     Lereko Mobility, Ltd.                                                        27,352           156,176
     Liberty Group, Ltd.                                                       1,494,978        16,617,062
     M Cubed Holdings, Ltd.                                                    1,850,526           116,947

     Medi-Clinic Corp., Ltd.                                                   1,280,136         3,997,464
     Metair Investment, Ltd.                                                      25,609           918,081
  *  Metorex, Ltd.                                                               610,501           640,821
     Metropolitan Holdings, Ltd.                                               1,976,329         3,204,019
     Mittal Steel South Africa, Ltd.                                           2,388,294        20,735,581
     Murray & Roberts Holdings, Ltd.                                           1,138,721         3,326,465
     Mvelaphanda Group, Ltd.                                                     533,601           625,197
  *  Nampak, Ltd.                                                              2,196,247         5,445,466
     Nedbank Group, Ltd.                                                       2,021,460        27,316,866
     New Clicks Holdings, Ltd.                                                 1,422,747         1,813,072
     New Corpcapital, Ltd.                                                       579,166            20,612
     Northam Platinum, Ltd.                                                      830,061         2,288,922
     Nu-World Holdings, Ltd.                                                      75,218           352,665
     Oceana Group, Ltd.                                                          407,669           978,190
     Old Mutual PLC                                                           13,373,079        34,620,312
     Omnia Holdings, Ltd.                                                        143,874           834,280
  *  Palabora Mining Co., Ltd.                                                    69,265           449,305
     Peregrine Holdings, Ltd.                                                    770,533           714,277
     Prism Holdings, Ltd.                                                        458,100            43,795
     PSG Group, Ltd.                                                             278,342           500,847
     Rainbow Chicken, Ltd.                                                     1,064,875         1,398,570
  *  Randgold & Exploration Co., Ltd.                                            256,811           353,674
     Redefine Income Fund, Ltd.                                                   83,325            64,471
  *  Sanlam, Ltd.                                                              8,883,110        18,053,349
     Santam, Ltd.                                                                457,392         5,085,526
     Sappi, Ltd.                                                                 887,864         9,497,219
  *  Steinhoff International Holdings, Ltd.                                    3,474,550         9,230,226
  *  Sun International, Ltd.                                                     140,119         1,622,716
     Telkom SA, Ltd.                                                             270,000         5,427,262
  *  Tiger Wheels, Ltd.                                                          264,796           863,843
     Tongaat-Hulett Group, Ltd.                                                  532,348         6,194,660
     Trans Hex Group, Ltd.                                                       326,518           680,132
     Trencor, Ltd.                                                               666,282         2,104,448
     UCS Group, Ltd.                                                             687,793           160,022
     Unitrans, Ltd.                                                              165,695           945,604
     Value Group, Ltd.                                                           562,990           213,640
  *  Western Areas, Ltd.                                                         424,500         2,149,856
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            295,220,511
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Western Areas, Ltd. Rights 12/15/05                                         127,137           283,293
                                                                                           ---------------

TOTAL -- SOUTH AFRICA                                                                          295,503,804
                                                                                           ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
     Aekyung Petrochemical Co., Ltd.                                              10,140           270,320
  *  Anam Semiconductor, Inc.                                                    519,149           702,195
     Asia Cement Manufacturing Co., Ltd.                                           9,438           376,338
     AUK Corp.                                                                    24,000            77,840
     Baiksan Co., Ltd.                                                            41,550            51,892
  *  Boo Kook Securities Co., Ltd.                                                17,385           183,735
     BYC Co., Ltd.                                                                   810            96,285

  *  Byuck San Corp.                                                               2,132            36,123
     Byuck San Engineering and Construction Co., Ltd.                             87,860           563,034
  *  Capro Corp.                                                                  16,830            70,693
     Cheil Industrial, Inc.                                                       95,804         2,642,469
  *  Cho Kwang Leather Co., Ltd.                                                   4,860            22,183
     Choil Aluminium Manufacturing Co., Ltd.                                       5,770            43,398
     Chon Bang Co., Ltd.                                                           2,520            90,859
     Chosun Refractories Co., Ltd.                                                 7,370           244,209
  *  CKD Bio Corp.                                                                 3,109            27,751
     D.I Corp.                                                                    65,430           180,302
  *  Dacom Corp.                                                                  36,810           487,803
     Dae Chang Industrial Co.                                                      6,170            33,203
     Dae Dong Industrial Co., Ltd.                                                 3,930            42,319
     Dae Han Fire & Marine Insurance Co., Ltd.                                    12,610           144,842
     Dae Sang Corp.                                                               49,644           743,220
     Dae Won Kang Up Co., Ltd.                                                    13,100           360,317
  *  Dae Young Packaging Co., Ltd.                                               356,210            62,929
     Daeduck Electronics Co., Ltd.                                                58,160           513,902
     Daeduck Industries Co., Ltd.                                                 39,860           401,324
     Daegu Bank Co., Ltd.                                                        193,922         2,798,038
     Daehan Flour Mills Co., Ltd.                                                  2,525           334,061
     Daehan Synthetic Fiber Co., Ltd.                                              2,000           120,088
     Daelim Industrial Co., Ltd.                                                  70,240         4,573,597
     Daelim Trading Co., Ltd.                                                     31,482           165,810
  *  Daesang Holdings Co., Ltd.                                                   33,096           198,736
     Daesung Industrial Co., Ltd.                                                  7,690           347,792
     Daewoo Engineering & Construction Co., Ltd.                                 819,780        10,446,122
     Daewoo Motor Sales Corp.                                                     61,560         1,153,663
     Daewoong Co., Ltd.                                                           12,340           284,227
     Dahaam E-Tec Co., Ltd.                                                        5,985           136,613
     Daishin Securities Co., Ltd.                                                103,481         2,054,068
     Daiyang Metal Co., Ltd.                                                      40,000            59,463
  *  Daou Technology, Inc.                                                        60,000           319,150
     DC Chemical Co., Ltd.                                                        38,990         1,140,909
  *  Dong Ah Tire Industrial Co., Ltd.                                            43,904           284,362
  *  Dong Hai Pulp Co., Ltd.                                                      14,310            32,896
     Dong IL Rubber Belt Co., Ltd.                                                 7,744            30,737
     Dong Wha Pharmaceutical Industries Co.                                        5,167           114,303
  *  Dong Won Co., Ltd.                                                            5,520            75,870
     Dong Yang Department Store Co., Ltd.                                          9,000           138,364
     Dongbu Corp.                                                                 46,410         1,180,301
     Dongbu Hannong Chemical Co., Ltd.                                            14,890           277,078
     Dongbu Securities Co., Ltd.                                                  22,040           237,543
     Dongbu Steel Co., Ltd.                                                       46,108           478,799
     Dong-Il Corp.                                                                 4,205           187,705
     Dongkook Industries Co., Ltd.                                                 1,620            10,046
     Dongkuk Steel Mill Co., Ltd.                                                155,862         2,624,454
     Dongsu Industrial Co., Ltd.                                                   9,240           275,475
     Dongsung Chemical Co., Ltd.                                                   3,770            31,975
     Dongwon F&B Co., Ltd.                                                         6,666           399,091
     Dongwon Financial Holding Co., Ltd.                                         116,926         3,951,378
     Dongwon Industries Co., Ltd.                                                  1,876            80,083
     Dongyang Express & Construction Corp.                                         3,727           188,400
  *  Dongyang Express Bus Corp.                                                    1,522            29,340
     Dongyang Mechatronics Corp.                                                  20,680           120,941

  *  Doosan Corp.                                                                 47,020         1,338,238
     Doosan Heavy Industries & Construction Co., Ltd.                            400,500        11,486,218
  *  Doosan Industrial Development Co., Ltd.                                     193,240         1,859,959
     DPI Co., Ltd.                                                                33,340           264,578
     Duck Yang Industry Co., Ltd.                                                  4,000            44,118
     Enex Co., Ltd.                                                                5,960            34,484
     F&F Co., Ltd.                                                                23,100            95,085
  *  First Fire & Marine Insurance Co., Ltd.                                      40,160           229,552
     Fursys, Inc.                                                                 24,120           553,697
     Global & Yuasa Battery Co., Ltd.                                             11,600            63,578
     Green Cross Corp.                                                            10,540           748,838
     GS Engineering & Construction Corp.                                         104,882         5,036,430
     Halla Engineering & Construction Corp.                                        7,450           234,015
     Han Kuk Carbon Co., Ltd.                                                     25,070            90,480
     Han Wha Corp.                                                               146,740         3,591,440
     Han Yang Securities Co., Ltd.                                                24,940           214,506
     Hana Securities Co., Ltd.                                                    40,790           703,918
     Handok Pharmaceuticals Co., Ltd.                                             18,150           279,875
     Handsome Corp.                                                               35,380           502,494
     Hanil Cement Manufacturing Co., Ltd.                                         18,013         1,145,955
     Hanil E-Wha Co., Ltd.                                                        79,730           294,592
     Hanil Iron & Steel Co., Ltd.                                                  1,815            31,024
     Hanjin Heavy Industry Co., Ltd.                                             165,520         3,613,057
     Hanjin Transportation Co., Ltd.                                              23,460           797,978
     Hankook Cosmetics Co., Ltd.                                                  30,000           100,639
     Hankook Tire Manufacturing Co., Ltd.                                        150,550         1,805,834
     Hankuk Electric Glass Co., Ltd.                                              23,010           696,706
     Hankuk Glass Industries, Inc.                                                22,200         1,001,223
     Hankuk Paper Manufacturing Co., Ltd.                                          9,800           452,999
  *  Hanmi Capital Co., Ltd.                                                      28,690           229,180
     Hansae Co., Ltd.                                                              3,260            70,449
     Hansol Chemical Co., Ltd.                                                    12,467           128,115
     Hansol Paper Co., Ltd.                                                      102,044         1,581,843
  *  Hansol Telecom Co., Ltd.                                                        547            19,896
     Hanssem Co., Ltd.                                                            12,390            84,516
     Hanwha Chemical Corp.                                                       246,060         2,600,779
     Hanwha Securities Co., Ltd.                                                  62,690           811,004
     Heesung Cable, Ltd.                                                           3,660            66,650
     Histeel Co., Ltd.                                                             1,188            19,532
  *  Honam Petrochemical Corp.                                                    21,360         1,027,749
     Hotel Shilla, Ltd.                                                           76,920           876,116
     HS R&A Co., Ltd.                                                              4,980            98,201
     Huchems Fine Chemical Corp.                                                  45,340           278,874
  *  Huneed Technologies Co., Ltd.                                                90,030            90,040
     Husteel Co., Ltd.                                                            10,370           180,675
     Hwa Sung Industrial Co.                                                      26,510           379,162
     Hwashin Co., Ltd.                                                            42,000           141,851
     Hyosung T & C Co., Ltd.                                                      72,817         1,088,169
     Hyundai Cement Co., Ltd.                                                     15,435           452,628
  *  Hyundai Corp.                                                                 6,015            31,048
     Hyundai Department Store H & S Co., Ltd.                                      8,362           670,503
     Hyundai Heavy Industries Co., Ltd.                                          189,160        13,202,835
     Hyundai Hysco                                                               170,820         2,526,746
  *  Hyundai Merchant Marine Co., Ltd.                                           193,270         2,389,211
     Hyundai Motor Co., Ltd.                                                     446,030        36,597,684

  *  Hyundai Pharmaceutical Ind. Co., Ltd.                                         4,200           104,422
  *  Hyundai Securities Co., Ltd.                                                249,730         3,004,657
     Il Dong Pharmaceutical Co., Ltd.                                              5,840           255,819
     Iljin Diamond Co., Ltd.                                                       9,368           121,751
  *  Iljin Display Co., Ltd.                                                       5,361            59,236
     Iljin Electric, Ltd.                                                         26,530            96,314
     Ilshin Spinning Co., Ltd.                                                     3,600           165,838
     Ilsung Pharmaceutical Co., Ltd.                                               3,990           229,659
     INI Steel Co., Ltd.                                                         235,930         4,974,095
     ISU Chemical Co., Ltd.                                                       14,350           152,969
     Jeil Pharmaceutical Co.                                                       2,220           191,543
     Jeonbuk Bank, Ltd.                                                           54,559           533,044
  *  Jinro, Ltd.                                                                     407            17,653
     Joongang Constuction Co., Ltd.                                                9,880           236,485
     KCC Corp.                                                                    29,050         6,565,881
  *  Keang Nam Enterprises Co., Ltd.                                              19,942           242,814
     KEC Corp.                                                                   155,000           279,905
     Keyang Electric Machinery Co., Ltd.                                          71,760           141,183
     KG Chemical Corp.                                                            11,123            75,258
     Kia Motors Corp.                                                            899,680        21,266,533
     Kodenshi Korea Corp.                                                         38,000           103,281
     Kolon Chemical Co., Ltd.                                                     20,220           299,417
  *  Kolon Industries, Inc.                                                       32,379           511,154
  *  Kolon International Corp.                                                     1,905            19,543
     Korea Cast Iron Pipe Co., Ltd.                                               44,688           174,782
     Korea Circuit Co.                                                            31,660           241,644
     Korea Development Co., Ltd.                                                  23,520           901,563
  *  Korea Development Leasing Corp.                                               6,348           263,575
     Korea Electric Terminal Co., Ltd.                                             9,980           196,987
     Korea Fine Chemical Co., Ltd.                                                 7,000            70,719
     Korea Flange Co., Ltd.                                                       10,290           211,577
     Korea Iron & Steel Co., Ltd.                                                 25,230           851,087
     Korea Iron & Steel Works Co., Ltd.                                           21,294           569,116
     Korea Komho Petrochemical Co., Ltd.                                          61,750         1,262,777
     Korea Mutual Savings Bank                                                    14,910           244,844
     Korea Petrochemical Industry Co., Ltd.                                       12,300           358,849
     Korea Polyol Co., Ltd.                                                       11,768           481,618
     Korea Zinc Co., Ltd.                                                         52,610         1,944,605
     Korean Air Co., Ltd.                                                        203,658         5,357,939
     Korean Air Terminal Service Co., Ltd.                                         3,490            91,914
  *  KP Chemical Corp.                                                           201,976         1,078,572
  *  KTB Network, Ltd.                                                           135,720           761,171
     Kukdo Chemical Co., Ltd.                                                      8,710           129,703
     Kukdong City Gas Co., Ltd.                                                   12,780           372,580
     Kumho Industrial Co., Ltd.                                                   99,300         1,861,662
     Kunsul Chemical Industrial Co., Ltd.                                         12,700           204,648
     Kwang Dong Pharmaceutical Co., Ltd.                                         114,660           427,657
     Kyeryong Construction Industrial Co., Ltd.                                   17,500           511,801
     Kyobo Securities Co., Ltd.                                                   76,680           751,818
     Kyong Dong Boiler Co., Ltd.                                                   3,450            66,205
  *  Kyungbang Co., Ltd.                                                           1,856           184,841
     LG Cable, Ltd.                                                               81,160         2,317,297
     LG Chemical Investment, Ltd.                                                129,850         3,500,592
     LG Chemical, Ltd.                                                            26,500         1,337,283
     LG International Corp.                                                      117,374         2,175,686

     Lotte Confectionary Co., Ltd.                                                 1,170         1,255,007
     Lotte Sam Kang Co., Ltd.                                                      2,460           402,214
  *  Meritz Securities Co., Ltd.                                                  73,900           491,228
     Motonic Corp.                                                                   640            23,852
     Namhae Chemical Corp.                                                       105,810           290,162
     Namyang Dairy Products Co., Ltd.                                              1,600           882,735
     Nong Shim Holdings Co., Ltd.                                                  1,750           134,646
     Oriental Fire & Marine Insurance Co., Ltd.                                   16,810           696,541
     Ottogi Corp.                                                                  7,320           784,962
  *  Pantech Co., Ltd.                                                            40,270           211,481
     PaperCorea, Inc.                                                             19,552            89,552
  *  Partsnic Co., Ltd.                                                           11,310            17,376
     Pohang Coated Steel Co., Ltd.                                                12,780           361,971
     Poong Lim Industrial Co., Ltd.                                               32,280           249,483
     Poong San Corp.                                                              66,220           929,282
  *  Pum Yang Construction Co., Ltd.                                              14,667           125,840
     Pusan Bank                                                                  200,400         2,440,105
     Pusan City Gas Co., Ltd.                                                     21,560           510,201
     Pyung Hwa Industrial Co., Ltd.                                               63,559           566,797
  *  Rocket Electric Co., Ltd.                                                     3,460            27,018
  *  Saehan Industries, Inc.                                                      95,610           442,334
  *  Saehan Media Corp.                                                           31,250            77,535
     Sam Yung Trading Co., Ltd.                                                   13,840            39,104
     Sambu Construction Co., Ltd.                                                 11,398           315,422
     Samhwa Crown and Closure Co., Ltd.                                            3,100            59,279
     Samhwa Paints Industrial Co., Ltd.                                           33,600           129,304
     Samlip Industrial Co., Ltd.                                                  15,670           163,239
     Samsung Climate Control Co., Ltd.                                            11,990            87,010
     Samsung Corp.                                                               331,070         6,310,117
     Samsung Electro-Mechanics Co., Ltd.                                          43,350         1,433,093
     Samsung Fine Chemicals Co., Ltd.                                             62,960         1,960,263
     Samsung Heavy Industries Co., Ltd.                                          525,070         7,628,921
     Samsung SDI Co., Ltd.                                                        10,430         1,083,017
     Samsung Securities Co., Ltd.                                                116,860         6,160,571
     Samsung Techwin Co., Ltd.                                                   130,710         2,228,891
     Samwhan Corp.                                                                17,730           359,680
     Samyang Corp.                                                                25,405         1,200,728
     Samyang Genex Co., Ltd.                                                       5,490           385,712
     Samyang Tongsang Co., Ltd.                                                    2,820            50,578
  *  Samyoung Chemical Co., Ltd.                                                   2,820            33,910
     Samyoung Corp.                                                                6,130           128,530
     Samyoung Electronics Co., Ltd.                                               39,200           335,611
     Seah Holdings Corp.                                                           4,619           295,692
     Seah Steel Corp.                                                              6,245           183,948
  *  Segye Corp.                                                                  20,530            71,331
     Sejong Industrial Co., Ltd.                                                  44,050           318,329
  *  Sejong Securities Co., Ltd.                                                  54,071           427,450
     Sempio Foods Co.                                                              3,610            48,220
     Seoul Securities Co., Ltd.                                                  546,100           656,860
  *  Shin Dong-Ah Fire & Marine Insurance Co.                                     22,873           244,645
     Shin Heung Securities Co., Ltd.                                               9,130            77,183
     Shin Young Securities Co., Ltd.                                              18,390           614,671
     Shin Young Wacoal, Inc.                                                         273            18,276
     Shinhan Financial Group Co., Ltd.                                            46,326         1,779,651
  *  Shin-Ho Paper Manufacturing Co., Ltd.                                        38,850           250,482

     Shinmoorim Paper Manufacturing Co., Ltd.                                     34,120           425,562
     Shinpoong Pharmaceutical Co., Ltd.                                            4,540           126,852
     Shinsegae Engineering & Construction Co., Ltd.                                3,980           108,520
  *  Shinsung Tongsang Co., Ltd.                                                  21,550            79,789
     Sindo Ricoh Co., Ltd.                                                        18,480           923,833
     SK Chemicals Co., Ltd.                                                       37,810         1,138,806
     SK Gas Co., Ltd.                                                             18,370           718,926
  *  SKC Co., Ltd.                                                                71,130           918,563
     Songwon Industrial Co., Ltd.                                                 24,310           102,135
  *  Ssang Bang Wool Co., Ltd.                                                    52,870           361,585
  *  Ssangyong Cement Industry Co., Ltd.                                          88,776         1,453,485
  *  Ssangyong Fire & Marine Insurance Co.                                        13,190            83,088
  *  Ssangyong Motor Co.                                                         247,830         2,234,162
     Sung Chang Enterprise Co., Ltd.                                               9,000           141,899
     Sung Shin Cement Co., Ltd.                                                   45,580         1,004,692
  *  Sungwon Corp.                                                                20,600            71,994
     Sunjin Co., Ltd.                                                              4,240           176,252
  *  Sunkyong Securities Co., Ltd.                                               384,280           510,057
     Tae Kwang Industrial Co., Ltd.                                                2,881         1,488,854
     Tae Kyung Industrial Co., Ltd.                                               63,000           242,265
     Tae Young Corp.                                                              16,270           870,353
     Taegu Department Store Co., Ltd.                                             19,941           355,921
     Tai Han Electric Wire Co., Ltd.                                              95,477         2,330,346
     Tai Lim Packaging Industries Co., Ltd.                                        4,380            27,881
  *  The Will-Bes & Co., Ltd.                                                     10,640            36,042
  *  Tong Kook Corp.                                                                 607               914
  *  Tong Yang Major Corp.                                                        24,960           152,319
     Tong Yang Moolsan Co., Ltd.                                                   4,560            30,887
     Tongil Heavy Industries Co., Ltd.                                           160,770           248,576
     TS Corp.                                                                      3,881           118,954
     Union Steel Manufacturing Co., Ltd.                                          21,297           636,696
     Wiscom Co., Ltd.                                                             22,000           110,120
     Woongjin.Com Co., Ltd.                                                       78,940           826,815
     Woori Investment & Securities Co., Ltd.                                     246,950         5,131,632
     Yoosung Enterprise Co., Ltd.                                                 37,800           183,186
     Youlchon Chemical Co., Ltd.                                                  47,300           567,065
  *  Young Poong Mining & Construction Corp.                                      18,030               956
     Youngbo Chemical Co., Ltd.                                                   33,000            89,785
     Youngone Corp.                                                              108,650           459,157
     Youngpoong Corp.                                                              2,710           354,201
     Yuhwa Securities Co., Ltd.                                                   17,000           243,643
  *  Zinus, Inc.                                                                   9,330             6,745
                                                                                           ---------------

TOTAL -- SOUTH KOREA                                                                           286,043,048
                                                                                           ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
  *  A.G.V. Products Corp.                                                       327,000            64,601
  *  Abit Computer Co., Ltd.                                                     835,498            16,453
  *  Abocom Systems, Inc.                                                        105,000            25,988
  *  Accton Technology Corp.                                                   1,621,000           728,799
     Acer, Inc.                                                                  400,000           885,752
     Allis Electric Co., Ltd.                                                     86,320            14,608
     Amtran Technology Co., Ltd.                                               1,217,385           400,857

  *  Apex Science & Engineering Corp.                                            103,000            14,268
  *  Arima Computer Corp.                                                      3,278,000           688,416
     Asia Cement Corp.                                                         9,576,484         5,320,464
     Asia Chemical Corp.                                                         357,000            95,501
     Asia Polymer Corp.                                                          521,489           201,542
     Asia Vital Components Co., Ltd.                                             238,320           105,699
  *  Askey Computer Co., Ltd.                                                    781,514           306,081
     Aurora Corp.                                                                448,650           223,243
     Aurora Systems Corp.                                                        157,000            63,102
     Avision, Inc.                                                               242,503           192,150
     Bank of Kaohsiung Co., Ltd.                                               1,769,622           958,382
  *  Behavior Tech Computer Corp.                                                544,000           181,424
     Bes Engineering Corp.                                                     2,516,089           327,922
  *  Carnival Industrial Corp.                                                   336,000            52,488
     Cathay Chemical Works, Inc.                                                 131,000            34,291
  *  Cathay Real Estate Development Co., Ltd.                                  4,872,421         1,495,024
  *  Central Insurance Co., Ltd.                                                 574,020           157,909
     Central Reinsurance Co., Ltd.                                               620,614           210,752
     Chang Hwa Commercial Bank                                                16,242,459         7,608,468
  *  Chang-Ho Fibre Corp.                                                        192,000            76,269
  *  Charoen Pokphand Enterprises Co., Ltd.                                       96,000            11,817
     Cheng Loong Corp.                                                         3,038,480           712,789
  *  Chenming Mold Industrial Corp.                                              156,000            58,351
  *  Chia Her Industrial Co., Ltd.                                               699,000            25,840
  *  Chia Hsin Cement Corp.                                                    2,482,000         1,016,421
  *  Chia Hsin Food & Synthetic Fiber Co., Ltd.                                  812,250            55,073
     Chia-I Industrial Co., Ltd.                                                 474,000            56,029
  *  Chien Shing Stainless Steel Co., Ltd.                                       348,000            42,746
  *  Chien Tai Cement Co., Ltd.                                                  282,238             3,943
     China Airlines                                                           14,977,248         7,099,265
     China Chemical & Pharmaceutical Co.                                         330,264           109,815
  *  China Development Financial Holding Corp.                                34,616,000        12,460,167
     China Electric Manufacturing Co., Ltd.                                      677,000           270,313
  *  China General Plastics Corp.                                              1,163,000           290,822
  *  China Glaze Co., Ltd.                                                        54,000             9,866
  *  China Life Insurance Co., Ltd.                                            1,148,763           363,262
     China Man-Made Fiber Co., Ltd.                                            3,894,813           950,874
     China Metal Products Co., Ltd.                                              451,000           274,101
     China Motor Co., Ltd.                                                     5,444,570         5,008,825
  *  China Petrochemical Development Corp.                                     4,729,000           999,308
  *  China Rebar Co., Ltd.                                                     1,009,328            66,585
     China Steel Structure Co., Ltd.                                             178,219            68,168
     China Synthetic Rubber Corp.                                              1,237,890           453,169
  *  China United Trust & Investment Corp.                                       534,289            58,942
  *  China Wire & Cable Co., Ltd.                                                379,000            45,709
     Chinatrust Financial Holdings Co., Ltd.                                     289,901           233,369
     Chin-Poon Industrial Co., Ltd.                                            1,008,451           540,976
  *  Chun Yu Works & Co., Ltd.                                                   230,000            42,933
     Chun Yuan Steel Industrial Co., Ltd.                                        900,655           396,947
     Chung Hsin Electric & Machinery Co., Ltd.                                   858,000           523,567
     Chung Hwa Pulp Corp.                                                      1,685,419           594,796
  *  Chung Shing Textile Co., Ltd.                                               228,600             2,269
     Chungwa Picture Tubes Co., Ltd.                                          25,458,045         6,426,149
     Clevo Co.                                                                 1,310,990           379,216
  *  CMC Magnetics Corp.                                                      10,846,000         3,772,256

     Collins Co., Ltd.                                                           653,319           192,908
     Compal Electronics, Inc.                                                  2,202,190         1,928,498
  *  Compeq Manufacturing Co., Ltd.                                            1,846,000           837,039
  *  Compex International Co. Ltd.                                                46,400               277
     Continental Engineering Corp.                                             2,427,193           890,168
  *  Cosmos Bank Taiwan                                                        6,100,000         2,243,682
     CTCI Corp.                                                                1,808,645           753,966
     Cyntec Co., Ltd.                                                             36,120            23,598
  *  Da-Cin Construction Co., Ltd.                                               236,190            51,099
  *  Delpha Construction Co., Ltd.                                               228,044            21,528
     Der Pao Construction Co., Ltd.                                              483,000            56,335
     Diamond Flower Electric Instrument Co., Ltd.                                 65,280            75,425
  *  Eclat Textile Co., Ltd.                                                      52,000            25,543
     Edom Technology Co., Ltd.                                                    68,000            43,821
     Elan Microelectronics Corp.                                                 622,429           243,251
  *  Elite Material Co., Ltd.                                                     97,650            25,848
     Elite Semiconductor Memory Technology, Inc.                                 227,000           276,654
  *  Elitegroup Computer Systems Co., Ltd.                                     1,525,250         1,042,032
  *  Enlight Corp.                                                               468,000           157,228
  *  EnTie Commercial Bank                                                     4,743,474         1,653,602
  *  ET Internet Technology Corp.                                              1,330,491           338,167
     Eten Information Systems, Ltd.                                              134,000            78,866
     Eternal Chemical Co., Ltd.                                                1,734,500         1,106,351
     Eva Airways Corp.                                                        13,618,718         6,037,639
  *  Ever Fortune Industrial Co., Ltd.                                           409,000             4,027
     Everest Textile Co., Ltd.                                                   824,820           149,165
     Evergreen International Storage & Transport Corp.                         3,248,000         1,213,485
     Evergreen Marine Corp., Ltd.                                              6,092,502         3,850,317
     Everlight Chemical Industrial Corp.                                         571,950           149,948
  *  Everspring Industry Co., Ltd.                                               212,180            36,483
     Far East Textile, Ltd.                                                   15,571,942         9,500,481
     Far Eastern Department Stores, Ltd.                                       3,794,550         2,147,886
     Far Eastern International Bank                                              876,752           420,308
     Federal Corp.                                                               614,650           263,463
     Feng Hsin Iron & Steel Co., Ltd.                                            333,000           227,955
  *  FIC Global, Inc.                                                            640,080            78,415
     First Copper Technology Co., Ltd.                                           563,750           154,309
     First Financial Holding Co., Ltd.                                         3,224,550         2,241,531
     First Hotel                                                                 267,322           196,543
     Formosa Taffeta Co., Ltd.                                                 6,346,580         2,976,922
     Formosan Rubber Group, Inc.                                               1,348,000           485,517
  *  Formosan Union Chemical Corp.                                               206,961            69,410
  *  Fortune Electric Co., Ltd.                                                  191,000            51,146
  *  Fu I Industrial Co., Ltd.                                                   264,000            54,993
     Fuh-Hwa Financial Holding Co., Ltd.                                       9,699,422         3,832,104
  *  Fwuson Industry Co., Ltd.                                                   302,000            41,752
  *  G.T.M. Corp.                                                                133,000            36,458
  *  Giga Storage Corp.                                                          209,898            37,509
     Giga-Byte Technology Co., Ltd.                                            1,833,287         1,654,966
     Gold Circuit Electronics, Ltd.                                            1,421,805           698,192
  *  Goldsun Development & Construction Co., Ltd.                              3,108,640           768,913
  *  Grand Pacific Petrochemical Corp.                                         1,253,000           277,314
     Great China Metal Industry Co., Ltd.                                        540,000           217,136
     Great Wall Enterprise Co., Ltd.                                           1,124,980           337,566
  *  Helix Technology, Inc.                                                      158,211            10,155

     Hey Song Corp.                                                              763,000           195,602
  *  Ho Tung Holding Corp.                                                     1,083,628           228,232
  *  Hocheng Corp.                                                               650,000           139,021
  *  Hong Ho Precision Textile Co., Ltd.                                          93,889             7,051
     Hong Tai Electric Industrial Co., Ltd.                                      509,000           153,925
     Hsin Kuang Steel Co., Ltd.                                                  622,000           260,727
     Hsinchu International Bank                                                1,777,417           870,809
     Hsing Ta Cement Co., Ltd.                                                   376,980           100,939
     Hua Eng Wire & Cable Co., Ltd.                                              835,035           125,591
     Hua Nan Financial Holding Co., Ltd.                                          86,428            54,283
  *  Hualon Corp.                                                                257,040             8,283
  *  Hung Ching Development & Construction Co., Ltd.                             528,000            47,273
     Hung Poo Construction Corp.                                                 639,000           350,200
  *  Hung Sheng Construction Co., Ltd.                                         1,274,000           760,817
     International Bank of Taipei                                              3,672,734         2,236,057
     Inventec Corp.                                                            5,557,416         3,212,387
  *  Jean Co., Ltd.                                                              154,000            44,869
     Jui Li Enterprise Co., Ltd.                                                 195,000            63,085
     Jung Shing Wire Co., Ltd.                                                   123,000            26,311
     Kang Na Hsiung Co., Ltd.                                                     76,127            30,884
  *  Kao Hsing Chang Iron & Steel Corp.                                          520,000            86,919
  *  Kee Tai Properties Co., Ltd.                                                272,000            51,777
     Kendra Rubber Industrial Co., Ltd.                                        1,090,000           491,863
     King Yuan Electronics Co., Ltd.                                           1,603,394         1,178,920
  *  Kingdom Construction Co., Ltd.                                              975,000           232,868
     Kinpo Electronics, Inc.                                                   3,784,902         1,552,223
     Knowledge-Yield-Excellence Systems Corp.                                    402,135           308,401
  *  Kuoyang Construction Co., Ltd.                                              402,029           120,811
  *  Kwong Fong Industries Corp.                                                 230,000            26,074
     Lan Fa Textile Co., Ltd.                                                    305,915            54,475
  *  Lead Data Co., Ltd.                                                         444,140            43,293
  *  Leadtek Research, Inc.                                                      125,493            34,516
  *  Lealea Enterprise Co., Ltd.                                                 658,000            68,413
     Lee Chang Yung Chemical Industry Corp.                                      857,501           562,063
  *  Lee Chi Enterprises Co., Ltd.                                               200,900            34,908
  *  Lelon Co., Ltd.                                                             132,118            56,449
  *  Leofoo Development Co., Ltd.                                                863,000           481,822
     Les Enphants Co., Ltd.                                                      131,039            85,657
  *  Li Peng Enterprise Co., Ltd.                                              1,789,000           315,697
     Li Shin International Enterprise Corp.                                      224,496           102,018
     Lien Hwa Industrial Corp.                                                 1,867,000           603,474
     Lingsen Precision Industries, Ltd.                                          436,320           127,026
     Long Bon Development Co., Ltd.                                              884,943           354,399
     Long Chen Paper Co., Ltd.                                                   907,000           196,602
     Lucky Cement Corp.                                                          449,000            94,018
  *  Macronix International Co., Ltd.                                         14,678,000         1,743,383
     Mayer Steel Pipe Corp.                                                      164,000            62,554
     Mega Financial Holding Co., Ltd.                                         18,530,000        12,138,844
  *  Megamedia Corp.                                                                 782                 5
     Meiloon Co., Ltd.                                                            35,000            15,823
     Mercuries & Associates, Ltd.                                                967,980           209,275
  *  Mercuries Data Co., Ltd.                                                    144,800            29,652
     Merida Industry Co., Ltd.                                                   181,260           113,789
  *  Microelectronics Technology, Inc.                                         1,193,000           354,379
     Micro-Star International Co., Ltd.                                        1,515,542           852,776

  *  Microtek International, Inc.                                                115,062            16,055
     Mitac International Corp.                                                 1,100,000         1,509,143
  *  Mustek Systems, Inc.                                                        257,514            48,510
  *  Namchow Chemical Industrial Co., Ltd.                                       164,057            23,024
  *  Nankang Rubber Tire Co., Ltd.                                               104,312           100,411
     Nantex Industry Co., Ltd.                                                   359,090           149,000
     Nanya Technology Co., Ltd.                                                9,923,000         5,010,766
  *  New Asia Construction & Development Co., Ltd.                               146,000            13,334
     Nien Hsing Textile Co., Ltd.                                                387,000           247,739
     Ocean Plastics Co., Ltd.                                                    134,400            40,573
  *  Opto Tech Corp.                                                             964,000           306,242
  *  Orient Semiconductor Electronics, Ltd.                                      648,713            87,480
  *  Pacific Construction Co., Ltd.                                              324,256            19,515
  *  Pacific Electric Wire & Cable Corp.                                       1,873,020            29,060
     Pan Jit International, Inc.                                                 172,893            74,601
  *  Phihong Technology Co., Ltd.                                                468,283           221,291
  *  Picvue Electronics, Ltd.                                                    604,000            32,685
  *  Primax Electronics, Ltd.                                                  1,377,744           347,947
  *  Prince Housing & Development Corp.                                        1,808,987           332,408
  *  Procomp Informatics, Ltd.                                                   391,440                 0
  *  Prodisc Technology, Inc.                                                  2,794,157           368,007
     Quanta Display, Inc.                                                     12,625,000         4,109,544
     Radium Life Tech Corp.                                                      338,376           128,124
     Ralec Electronic Corp.                                                      180,933            80,152
     Realtek Semiconductor Corp.                                               1,432,200         1,601,450
  *  Rectron, Ltd.                                                                78,300             9,144
     Rexon Industrial Corp., Ltd.                                                218,820            52,966
  *  Ritek Corp.                                                               6,810,518         2,140,901
  *  Ruentex Development Co., Ltd.                                             2,298,000           538,912
  *  Ruentex Industries, Ltd.                                                    851,000           303,415
  *  Sampo Corp.                                                               3,749,850           518,347
     San Fang Chemical Industry Co., Ltd.                                        207,280            97,118
     Sanyang Industrial Co., Ltd.                                              2,639,000           930,917
     Sanyo Electric Co., Ltd.                                                    480,000           229,844
     SDI Corp.                                                                   191,483            71,938
     Sheng Yu Steel Co., Ltd.                                                    915,000           660,823
     Shihlin Electric & Engineering Corp.                                      1,574,000         1,101,938
  *  Shihlin Paper Corp.                                                         524,000           348,372
     Shinkong Co., Ltd.                                                          681,809           263,792
  *  Shinkong Synthetic Fibers Co., Ltd.                                       2,561,000           451,969
     Shinung Corp.                                                               290,700            45,323
     Shuttle, Inc.                                                               209,223            76,642
  *  Sin Yih Ceramic Co., Ltd.                                                   211,000            39,887
     Sincere Navigation Corp.                                                    382,052           325,975
  *  Sinkong Spinning Co., Ltd.                                                  489,000           179,146
     SinoPac Holdings Co., Ltd.                                                8,178,997         3,714,311
     Sintek Photronics Corp.                                                   2,587,182           733,499
     Siward Crystal Technology Co., Ltd.                                          42,868            25,331
  *  Solomon Technology Corp.                                                    338,000            49,617
     South East Soda Manufacturing Co., Ltd.                                     233,000            62,791
     Southeast Cement Co., Ltd.                                                  924,700           160,991
  *  Space Shuttle Hi-Tech Co., Ltd.                                             177,000            15,703
     Standard Foods Taiwan, Ltd.                                                 564,000           237,619
     Stark Technology, Inc.                                                      320,000           129,871
     Sunonwealth Electric Machine Industry Co., Ltd.                             227,460            82,859

  *  Systex Corp., Ltd.                                                        2,544,341           661,803
     Ta Chen Stainless Pipe Co., Ltd.                                            828,000           392,374
  *  Ta Chong Bank, Ltd.                                                       5,625,906         1,540,287
  *  Ta Jung Transportation Co., Ltd.                                          1,290,000           297,855
     Ta Ya Electric Wire & Cable Co., Ltd.                                       981,515           230,539
     Tah Hsin Industrial Corp.                                                   268,000            79,667
     Ta-I Technology Co., Ltd.                                                   160,272            92,564
  *  Taichung Commercial Bank                                                  4,305,000           908,098
     Tainan Business Bank                                                      1,487,012           462,047
     Tainan Spinning Co., Ltd.                                                 5,271,000         1,098,489
     Taishin Financial Holdings Co., Ltd.                                      5,210,000         2,738,951
     Taita Chemical Co., Ltd.                                                    229,690            49,914
  *  Taitung Business Bank                                                       163,395            22,969
  *  Taiwan Business Bank                                                     15,041,412         3,727,200
     Taiwan Cement Corp.                                                      11,254,751         7,032,469
     Taiwan Fire & Marine Insurance Co., Ltd.                                    622,320           267,427
  *  Taiwan Flourescent Lamp Co., Ltd.                                           124,000            39,860
     Taiwan Glass Ind. Corp.                                                   3,721,485         2,793,636
     Taiwan Hon Chuan Enterprise Co., Ltd.                                       352,070           225,046
  *  Taiwan Kolin Co., Ltd.                                                    1,709,000           394,820
     Taiwan Mask Corp.                                                           981,000           411,472
     Taiwan Navigation Co., Ltd.                                                 290,825           148,657
     Taiwan Polypropylene Co., Ltd.                                              557,000           301,957
  *  Taiwan Pulp & Paper Corp.                                                   238,000            43,612
     Taiwan Sakura Corp.                                                         257,958            56,513
     Taiwan Sogo Shinkong Security Co., Ltd.                                     586,414           377,551
     Taiwan Styrene Monomer Corp.                                              1,458,000           630,000
  *  Taiwan Tea Corp.                                                          1,055,381           178,832
  *  Tatung Co., Ltd.                                                          9,309,000         2,362,412
  *  Tay-Shan Enterprises Co., Ltd.                                              379,766            64,092
  *  Teapo Electronic Corp.                                                      266,574            46,234
  *  Teco Electric & Machinery Co., Ltd.                                       6,243,834         1,698,483
     Tecom, Ltd.                                                                 795,753           323,154
     Test-Rite International Co., Ltd.                                            98,932            64,912
     The Ambassador Hotel                                                        605,000           539,281
  *  The Chinese Bank                                                          3,601,000           393,974
  *  The Farmers Bank of China                                                 4,749,160         1,111,824
     The First Insurance Co., Ltd.                                               501,224           171,239
     Thye Ming Industrial Co., Ltd.                                              164,000            95,945
     Ton Yi Industrial Corp.                                                   4,114,810           769,710
     Tsann Kuen Enterprise Co., Ltd.                                             160,179           243,332
     TSRC Corp.                                                                1,760,000           932,438
     Tung Ho Steel Enterprise Corp.                                            2,688,555         1,439,119
  *  Twinhead International Corp.                                                211,017            25,046
     TYC Brother Industrial Co., Ltd.                                            292,320           191,650
     Tycoons Group Enterprise Co., Ltd.                                          401,000            56,685
  *  Ulead Systems, Inc.                                                          66,000            37,608
  *  Union Bank of Taiwan                                                      4,146,577         1,173,534
  *  Union Insurance Co., Ltd.                                                   842,575           149,719
     Uni-President Enterprises Corp.                                          11,839,130         5,009,438
     Unitech Printed Circuit Board Corp.                                         991,475           329,133
  *  United Epitaxy Co., Ltd.                                                    421,978           331,645
     United Microelectronics Corp.                                            32,824,183        18,237,665
  *  Universal Cement Corp.                                                      859,549           259,661
  *  Universal Microelectronics Co., Ltd.                                         69,010            18,041

     Universal Scientific Industrial Co., Ltd.                                 1,369,392           438,851
     UPC Technology Corp.                                                      2,235,796           663,739
     USI Corp.                                                                 1,676,000           449,440
     U-TECH Media Corp.                                                          130,799            29,487
  *  Ve Wong Corp.                                                               177,000            52,010
  *  Via Technologies, Inc.                                                    2,917,402         1,625,327
  *  Visual Photonics Epitacy Co., Ltd.                                           86,000            37,687
     Walsin Lihwa Corp.                                                       11,367,412         3,533,431
     Walsin Technology Corp., Ltd.                                               833,126           461,049
     Wan Hwa Enterprise Co., Ltd.                                                733,801           331,946
     Waterland Financial Holdings                                              6,719,000         2,219,503
  *  Wei Chih Steel Industrial Co., Ltd.                                         211,898            18,954
  *  Wei Chuan Food Corp.                                                        420,000           122,448
     Weltrend Semiconductor, Inc.                                                298,000           108,560
  *  Winbond Electronics Corp.                                                14,456,000         4,048,427
     Wintek Corp.                                                                154,271           208,235
  *  WPG Holdings Co., Ltd.                                                      958,985           327,621
     Wus Printed Circuit Co., Ltd.                                             1,317,928           407,240
  *  Yageo Corp.                                                               7,011,840         2,435,837
     Yang Ming Marine Transport Corp.                                          3,749,058         2,345,274
     Yeung Cyang Industrial Co., Ltd.                                            161,000            69,821
  *  Yi Jinn Industrial Co., Ltd.                                                387,000            40,323
     Yieh Phui Enterprise Co., Ltd.                                            3,843,601         1,312,780
     Yosun Industrial Corp.                                                      702,997           365,651
     Yuen Foong Yu Paper Manufacturing Co., Ltd.                               5,017,461         1,643,048
     Yulon Motor Co., Ltd.                                                     5,612,271         5,864,712
     Yung Chi Paint & Varnish Manufacturing Co., Ltd.                              1,000             1,096
     Yung Shin Pharmaceutical Industrial Co., Ltd.                               281,400           256,945
     Yung Tay Engineering Co., Ltd.                                            1,191,000           748,697
     Zig Sheng Industrial Co., Ltd.                                              792,596           150,667
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            265,960,948
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Eclat Textile Co., Ltd. Rights 12/13/05                                       7,144                 0
                                                                                           ---------------

TOTAL -- TAIWAN                                                                                265,960,948
                                                                                           ---------------
INDIA -- (10.8%)
COMMON STOCKS -- (10.8%)
     Aarti Industries, Ltd.                                                       73,710           234,142
     Adani Exports, Ltd.                                                       1,189,912         1,643,593
  *  Aftek Infosys, Ltd.                                                         314,463           819,886
     Alembic, Ltd.                                                                22,107           141,178
     Alok Industries, Ltd.                                                       661,319         1,061,780
     Apollo Tyres, Ltd.                                                          157,787           948,356
     Arvind Mills, Ltd.                                                        1,185,419         2,844,253
     Ashok Leyland, Ltd.                                                       5,004,374         3,400,493
     Aurobindo Pharmaceuticals, Ltd.                                             188,198         1,546,496
     Avaya Globalconnect, Ltd.                                                       482             4,586
  *  Bajaj Auto Finance, Ltd.                                                     10,147            77,722
     Bajaj Auto, Ltd.                                                             58,299         2,553,601
     Ballarpur Industries, Ltd.                                                  819,477         1,867,908
     Balmer Lawrie & Co., Ltd.                                                    24,945           257,162

  *  Bank of Rajasthan, Ltd.                                                     351,617           367,454
     BASF India, Ltd.                                                             46,273           251,633
     BOC India, Ltd.                                                             132,676           504,060
     Bombay Dyeing & Manufacturing Co., Ltd.                                       5,500            37,418
  *  Century Enka, Ltd.                                                          133,495           653,483
     Century Textiles & Industries, Ltd.                                          35,147           224,338
     Chambal Fertilizers & Chemicals, Ltd.                                     2,109,450         1,750,700
     Cholamandalam Investment & Finance Co., Ltd.                                 33,044           114,085
  *  Colour-Chem, Ltd.                                                             2,398            16,694
     Deepak Fertilizers & Petrochemicals Corp., Ltd.                             259,411           497,265
  *  D-Link (India), Ltd.                                                         36,656           108,190
     Dr. Reddy's Laboratories, Ltd.                                              289,947         5,766,440
     E.I.D. - Parry (India), Ltd.                                                241,339           997,321
     EIH, Ltd.                                                                    76,605           854,958
     Electrosteel Casings, Ltd.                                                   43,769           419,311
  *  Escorts, Ltd.                                                               226,339           377,486
  *  Essar Steel, Ltd.                                                           403,634           364,845
  *  Essel Propack, Ltd.                                                          71,857           577,693
  *  Eveready Industries (India), Ltd.                                           236,058           556,088
     Exide Industries, Ltd.                                                       77,340           366,527
     Federal Bank, Ltd.                                                          277,037         1,050,992
     Finolex Cables, Ltd.                                                         76,720           459,362
     Finolex Industries, Ltd.                                                    695,629         1,190,213
     GHCL, Ltd.                                                                   88,654           202,831
     Godrej Industries, Ltd.                                                       1,000             5,543
     Great Eastern Shipping Co., Ltd.                                            958,969         4,722,074
     GTL, Ltd.                                                                   462,392         1,118,091
     Gujarat Alkalies & Chemicals, Ltd.                                          344,991         1,021,814
     Gujarat Fluorochemicals, Ltd.                                                50,745           372,266
     Gujarat Narmada Valley Fertilizers Co., Ltd.                                530,456         1,099,787
     Gujarat State Fertilizers & Chemicals, Ltd.                                 447,664         1,448,278
     H.E.G., Ltd.                                                                 99,150           365,426
  *  Himachal Futuristic Communications, Ltd.                                  1,820,985           776,306
     Himatsingka Seide, Ltd.                                                      53,568           166,045
     Hinduja TMT, Ltd.                                                            49,971           401,230
  *  Hotel Leelaventure, Ltd.                                                    183,368         1,082,990
     I.B.P. Co., Ltd.                                                              7,999            99,275
     ICI India, Ltd.                                                              29,512           199,618
  *  Igate Global Solutions, Ltd.                                                 20,446            99,241
  *  India Cements, Ltd.                                                         602,757         1,296,195
  *  India Glycols, Ltd.                                                          34,061           136,375
     Indian Hotels Co., Ltd.                                                     294,289         5,835,173
     Indian Petrochemicals Corp., Ltd.                                         1,200,291         5,950,411
     Indian Rayon & Industries, Ltd.                                             126,723         1,750,403
     Indo Gulf Fertilisers, Ltd.                                                  23,783           105,971
     Indo Rama Synthetics (India), Ltd.                                          202,314           358,000
     IndusInd Bank, Ltd.                                                       1,366,430         1,612,850
     Industrial Development Bank of India, Ltd.                                2,908,422         6,002,895
  *  Infotech Enterprises, Ltd.                                                   11,561           109,667
     Ingersoll-Rand (India), Ltd.                                                 80,491           586,091
     IPCA Laboratories, Ltd.                                                      41,093           372,884
  *  Ispat Industries, Ltd.                                                    3,659,399           849,102
     J.B. Chemicals & Pharmaceuticals, Ltd.                                      148,162           287,745
  *  J.K. Industries, Ltd.                                                        77,582           166,886
     Jammu & Kashmir Bank, Ltd.                                                  162,756         1,652,004

     Jindal Poly Films, Ltd.                                                      21,594           131,989
  *  Jindal Stainless, Ltd.                                                      567,961         1,372,801
     Jindal Steel & Power, Ltd.                                                   10,154           314,437
  *  JSW Steel, Ltd.                                                             564,278         2,545,338
     Kesoram Industries, Ltd.                                                    107,037           368,727
     Kirloskar Oil Engines, Ltd.                                                 122,868           471,998
     LIC Housing Finance, Ltd.                                                   325,645         1,437,920
     Mahavir Spinning Mills, Ltd.                                                 63,588           405,166
     Mahindra & Mahindra, Ltd.                                                   219,880         2,169,813
     Mastek, Ltd.                                                                 41,625           463,773
     Moser Baer (India), Ltd.                                                    499,016         2,171,613
  *  Mphasis BFL, Ltd.                                                           125,667           380,072
     MRF, Ltd.                                                                    12,160           754,605
  *  Mukand, Ltd.                                                                296,535           596,812
  *  Nagarjuna Fertilizers & Chemicals, Ltd.                                   1,476,016           462,296
     Nahar Spinning Mills, Ltd.                                                   22,313           122,542
  *  National Organic Chemical Industries, Ltd.                                  196,435           132,283
     Navneet Publications (India), Ltd.                                           16,703           101,411
     NIIT, Ltd.                                                                   19,941           135,356
     Nirma, Ltd.                                                                 128,867         1,353,876
     Orchid Chemicals & Pharmaceuticals, Ltd.                                    199,488           948,229
  *  Pentamedia Graphics, Ltd.                                                   658,344            93,727
     Polaris Software Lab, Ltd.                                                  380,771         1,057,747
  *  Polyplex Corp., Ltd.                                                         18,509            76,091
  *  Prism Cements, Ltd.                                                          77,736            36,258
     PSL Holdings, Ltd.                                                           52,822           286,120
     Punjab Tractors, Ltd.                                                       284,281         1,352,640
  *  Rain Calcining, Ltd.                                                         61,289            55,722
  *  Rama Newsprint & Papers, Ltd.                                                84,210            20,005
     Raymond, Ltd.                                                               215,985         1,926,488
  *  Reliance Industries, Ltd.                                                 6,386,159       115,436,390
     Rolta India, Ltd.                                                           292,974         1,231,415
     Ruchi Soya Industries, Ltd.                                                  40,707           231,950
     Samtel Color, Ltd.                                                           77,810           131,915
  *  Sonata Software, Ltd.                                                       128,474            83,787
     SRF, Ltd.                                                                   132,296           796,312
     Sterlite Industries (India), Ltd. Series A                                  115,823         2,130,140
  *  Sterlite Optical Technologies, Ltd.                                         140,600           277,954
  *  Supreme Petrochem, Ltd.                                                      69,306            47,467
     Tata Chemicals, Ltd.                                                      1,092,020         5,033,253
  *  Tata Investment Corp., Ltd.                                                  13,685            99,883
     Tata Steel, Ltd.                                                          1,751,526        13,297,260
     Tata Tea, Ltd.                                                              166,270         3,180,917
     Tube Investments of India, Ltd.                                              64,584           649,117
     TVS Motor Co., Ltd.                                                         168,117           359,601
     Ucal Fuel Systems, Ltd.                                                       4,360            21,122
  *  Usha Martin, Ltd.                                                            71,128           277,880
     UTI Bank, Ltd.                                                            1,289,368         7,610,889
  *  Uttam Galva Steels                                                          194,165           166,371
     Varun Shipping Co.                                                          336,937           495,697
  *  Videocon International, Ltd.                                                152,143           283,072
     Videsh Sanchar Nigam, Ltd.                                                  859,481         6,665,491
     Visualsoft Technologies, Ltd.                                                53,334           257,831
     Zee Telefilms, Ltd. Series B                                              1,991,512         6,703,372
  *  Zuari Industries, Ltd.                                                       35,968            92,848
                                                                                           ---------------

TOTAL -- INDIA                                                                                 262,468,968
                                                                                           ---------------

MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
     Alfa S.A. de C.V. Series A                                                5,405,364        30,511,096
  *  Cintra S.A. de C.V.                                                          85,000            37,037
  *  Consorcio Hogar S.A. de C.V. Series B                                       540,200           161,185
     Controladora Comercial Mexicana S.A. de C.V. Series B                     7,880,200        11,644,513
  *  Corporacion Geo S.A. de C.V. Series B                                     1,728,500         5,923,759
  *  Corporacion Interamericana de Entramiento S.A. de C.V. Series B           1,643,586         3,822,112
     Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                    3,689               699
     Corporativo Fragua S.A. de C.V. Series B                                         70               304
  *  Desc S.A. de C.V. Series B                                                8,736,833         2,193,105
     El Puerto de Liverpool S.A. de C.V. Series 1                                 20,000            43,952
     El Puerto de Liverpool S.A. de C.V. Series C1                               328,600           715,904
     Embotelladora Arca S.A. de C.V., Mexico                                     304,200           669,661
  *  Empaques Ponderosa S.A. de C.V. Series B                                     90,000             7,673
  *  Empresas ICA Sociedad Controladora S.A. de C.V.                          19,372,200         8,074,044
     Fomento Economico Mexicano S.A. de C.V. Series B & D                        488,000         3,320,360
     Gruma S.A. de C.V. Series B                                               3,347,050        10,208,867
     Grupo Carso S.A. de C.V. Series A-1                                      13,173,051        31,195,062
     Grupo Cementos de Chihuahua S.A. de C.V.                                  2,692,992         8,162,901
     Grupo Continental S.A. de C.V.                                            1,444,500         2,353,453
     Grupo Corvi S.A. de C.V. Series L                                           284,000            79,360
     Grupo Financiero del Norte S.A. de C.V. Series C                          2,600,000         5,590,603
     Grupo Financiero GBM Atlantico S.A. de C.V. Series L                             74                39
     Grupo Financiero GBM Atlantico S.A. de C.V. Series O                         75,724            41,603
     Grupo Financiero Inbursa S.A. de C.V. Series O                            6,727,615        10,578,612
  *  Grupo Gigante S.A. de C.V. Series B                                         324,076           214,117
  *  Grupo Herdez S.A. de C.V.                                                   319,000           215,295
     Grupo Industrial Maseca S.A. de C.V. Series B                             2,771,700         1,937,591
     Grupo Industrial Saltillo S.A. de C.V.                                    1,246,869         1,299,191
  *  Grupo Iusacell S.A. de C.V.                                                 143,500           326,229
  *  Grupo Nutrisa S.A. de C.V.                                                      428               324
     Grupo Posadas S.A. de C.V. Series L                                         356,000           328,786
  *  Grupo Qumma S.A. de C.V. Series B                                             5,301                90
  *  Grupo Tribasa S.A. de C.V.                                                  152,065                 0
  *  Impulsora del Desarrollo Economico de America Latina S.A. de C.V.         6,727,615         5,149,108
     Industrias Bachoco S.A. de C.V.
      (Certificate Representing Series B and Series L)                           411,800         1,364,475
     Industrias Penoles S.A. de C.V.                                           1,277,400         7,139,017
  *  Industrias S.A. de C.V. Series B                                          2,361,452         4,921,090
  *  Jugos del Valle S.A. de C.V. Series B                                       213,600           384,326
     Nueva Grupo Mexico S.A. de C.V. Series B                                 21,343,635        45,974,639
  *  Organizacion Soriana S.A. de C.V. Series B                                5,249,700        22,799,919
  *  Sanluis Corporacion S.A. de C.V. Series A                                     2,400               955
  *  Sanluis Corporacion S.A. de C.V. Series C & Series B                          3,376             1,829
  *  Savia S.A. de C.V.                                                        3,457,285           682,975
  *  US Commercial Corp. S.A. de C.V.                                            271,000            96,263
     Vitro S.A. de C.V.                                                        2,699,100         3,221,432
                                                                                           ---------------

TOTAL -- MEXICO                                                                                231,393,555
                                                                                           ---------------

BRAZIL -- (7.8%)

PREFERRED STOCKS -- (6.0%)
     Acesita SA                                                                  413,076         5,513,304
     Banco Bradesco SA                                                           384,650        11,809,200
     Bradespar SA                                                                  5,702           155,262
     Brasil Telecom Participacoes SA                                           1,984,088            15,568
  *  Braskem SA Preferred A                                                      571,200         5,158,557
     Centrais Electricas de Santa Catarina SA - CELESC Series B                3,081,000         1,999,469
     Companhia Brasileira de Distribuicao Grupo Pao de Acucar                146,540,000         4,728,384
     Companhia Brasileira de Petroleo Ipiranga SA                                202,800         2,438,018
     Companhia Cia Tecidos Norte de Minas                                     21,607,500         2,093,579
     Confab Industrial SA                                                      1,800,000         2,736,555
     Contax Participacoes SA                                                       7,538             8,723
     Distribuidora de Produtos de Petroleo Ipiranga SA                             8,000           141,411
     Duratex SA                                                                  334,550         3,537,561
     Embraco SA                                                                  437,300           148,843
  *  Embratel Participacoes SA                                                 1,389,166             3,776
  *  Forjas Taurus SA                                                            254,000           180,976
     Gerdau SA                                                                 1,163,328        17,306,055
     Globex Utilidades SA                                                         34,076           151,397
     Industrias Romi SA                                                            9,200           296,438
  *  Inepar Industria e Construcoes SA                                             7,896            31,534
     Investimentos Itau SA                                                     6,952,166        23,820,673
     Magnesita SA Series A                                                   132,900,000           853,431
     Marcopolo SA                                                                370,800           799,319
     Metalurgica Gerdau SA                                                       595,200        11,452,907
     Perdigao SA NPV                                                             199,200         6,291,954
  *  Plascar Participacoes Industriais SA                                      6,900,000            26,617
     Polialden Petroquimica SA                                                   780,000           254,869
     Ripasa SA Papel e Celulose                                                1,495,000         2,483,186
     Sadia SA                                                                  3,838,282        10,608,186
     Santista Textil SA Preferred                                                 29,600           204,184
     Sao Paulo Alpargatas SA                                                      37,800           941,784
     Suzano Bahia Sul Papel e Celullose SA                                       459,431         2,647,957
     Suzano Petroquimica SA                                                      157,200           364,553
     Tele Celular Sul Participacoes SA                                       951,707,394         2,444,594
  *  Tele Leste Celular Participacoes SA                                              35               249
  *  Tele Norte Celular Participacoes SA                                       1,390,958               177
     Tele Norte Leste Participacoes SA                                             7,538           141,831
     Telemar Norte Leste SA                                                      545,000        16,074,223
     Telemig Celular Participacoes SA                                          1,422,616             2,679
  *  Telesp Celular Participacoes SA                                                 754             2,669
     Uniao des Industrias Petroquimicas SA Series B                            2,584,454         2,615,535
     Unibanco-Uniao de Bancos Brasileiros Units SA                               135,500         1,681,836
     Usinas Siderurgicas de Minas Gerais SA                                       41,925           983,673
     Vale do Rio Doce Series B                                                   239,144                 0
     Votorantim Celulose e Papel SA                                              231,000         2,839,932
                                                                                           ---------------
TOTAL PREFERRED STOCKS                                                                         145,991,628
                                                                                           ---------------

COMMON STOCKS -- (1.8%)
     Avipal SA Avicultura e Agropecua                                         12,500,000            37,440
     Brasil Telecom Participacoes SA                                          51,256,779           625,735
  *  Cia Siderurgica Belgo-Mineira                                            35,029,733        21,127,531
     Companhia Siderurgica Nacional SA                                           931,400        19,443,794
  *  Contax Participacoes SA                                                      51,468            84,087
  *  Embratel Participacoes SA                                                50,000,000           117,767
     Eternit SA                                                                   44,000           127,397
     Tele Celular Sul Participacoes SA                                        98,247,830           285,804
  *  Tele Centro Oeste Celular Participacoes SA                                   16,764           170,265
  *  Tele Leste Celular Participacoes SA                                           1,288             8,037
  *  Tele Norte Celular Participacoes SA                                      50,064,513            12,042
     Tele Norte Leste Participacoes SA                                            51,468         1,284,656
     Telemig Celular Participacoes SA                                         51,793,284           209,195
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             43,533,750
                                                                                           ---------------

TOTAL -- BRAZIL                                                                                189,525,378
                                                                                           ---------------
TURKEY -- (6.8%)
COMMON STOCKS -- (6.8%)
     Adana Cimento Sanayi Ticaret A.S.                                           259,762           240,708
     Akbank T.A.S.                                                             3,293,434        25,929,952
  *  Akenerji Elektrik Uretim A.S.                                               216,113           934,071
     Aksa Akrilik Kimya Sanayii A.S.                                             148,490         1,369,943
     Aksigorta A.S.                                                              401,460         2,620,729
     Alarko Carrier Sanayii ve Ticaret A.S.                                       40,047           412,003
  *  Alternatifbank A.S.                                                          92,933           142,979
  *  Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                         87,865           103,420
  *  Anadolu Anonim Turk Sigorta Sirketi A.S.                                    675,177         1,444,733
     Anadolu Cam Sanayii A.S.                                                    561,694         2,222,312
  *  Ayen Enerji A.S.                                                            473,652           863,445
     Bagfas Bandirma Gubre Fabrikalari A.S.                                       11,130           371,284
     Bati Anabolu Cimento A.S.                                                   255,022         1,372,200
     Bolu Cimento Sanayii A.S.                                                   485,644         1,091,728
     Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                               98,343           799,180
     Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                            576,288           471,157
     Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                          9,261           616,740
     Cimsa Cimento Sanayi ve Ticaret A.S.                                        480,369         3,142,310
  *  Dardanel Onentas Gida Sanayii A.S.                                           16,183            12,663
  *  Dogan Sirketler Grubu Holding A.S.                                        3,007,361         9,083,556
     Doktas Dokumculuk Ticaret ve Sanayi A.S.                                     63,360            86,820
  *  Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                            362,756           784,617
     Eregli Demir ve Celik Fabrikalari Turk A.S.                               1,995,394        12,716,408
  *  Finansbank A.S.                                                           5,486,436        21,963,656
  *  Goldas Kuyumculuk Sanayi A.S.                                               327,200           304,144
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                         24,412           574,202
     Gubre Fabrikalari Ticaret A.S.                                               29,241            63,251
     Gunes Sigorta A.S.                                                          309,093           649,777
     Ihlas Holding A.S.                                                          319,654           194,210
  *  Izmir Demir Celik Sanayii A.S.                                              230,946           526,221
     Izocam Ticaret Ve Sanayi A.S.                                                27,299           159,735
     Karton Sanayi ve Ticaret A.S.                                                 1,000           127,040
     Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.                   414,951         1,317,513
  *  Kutahya Porselen Sanayii A.S.                                                 7,076           180,260
     Mardin Cimento Sanayii ve Ticaret                                           138,517           762,061
  *  Marshall Boya ve Vernik Sanayii A.S.                                         17,490           358,125

  *  Medya Holdings A.S.                                                          33,508           170,442
  *  Menderes Tekstil Sanayi ve Ticaret A.S.                                     347,650           181,127
  *  Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.               48,774            82,044
  *  Net Holding A.S.                                                            369,294           111,083
  *  Net Turizm Ticaret ve Sanayi A.S.                                           185,098           151,117
     Nortel Networks Netas Telekomuenikasyon A.S.                                 24,805           626,892
     Otobus Karoseri Sanayi A.S.                                                  98,162           544,980
     Pinar Entegre et ve Un Sanayii A.S.                                          51,591            70,346
     Pinar Sut Mamulleri Sanayii A.S.                                             58,424           168,043
  *  Raks Elektronik Sanayi ve Ticaret A.S.                                        5,859             3,412
  *  Sabah Yayincilik A.S.                                                        31,938            89,469
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                         247,799           386,812
  *  Sasa Dupont Sabanci Polyester Sanayi A.S.                                 1,346,358         1,103,552
  *  Tat Konserve Sanayii A.S.                                                   175,295           288,260
  *  Tekstil Bankasi A.S.                                                        593,043           969,591
     Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                       156,597           234,271
     Tofas Turk Otomobil Fabrikasi A.S.                                          605,547         1,272,512
     Trakya Cam Sanayii A.S.                                                   1,227,824         4,626,623
     Turk Demir Dokum Fabrikalari A.S.                                           166,949         1,099,732
  *  Turk Dis Ticaret Bankasi A.S.                                             1,984,958         9,007,185
     Turk Pirelli Kablo ve Sistemleri A.S.                                        39,312            96,344
     Turk Sise ve Cam Fabrikalari A.S.                                         2,182,218         7,162,811
  *  Turkiye Garanti Bankasi A.S.                                              4,833,512        16,094,096
     Turkiye Is Bankasi A.S.                                                   2,232,528        19,065,081
     Ulker Gida Sanayi ve Ticaret A.S.                                           124,461           432,478
  *  Unye Cimento Sanayi ve Ticaret A.S.                                          20,978            63,498
     USAS Ucak Servisi A.S.                                                       20,520            98,387
  *  Vestel Elektronik Sanayi ve Ticaret A.S.                                    223,134           804,234
  *  Yapi ve Kredi Bankasi A.S.                                                1,405,653         5,936,555
  *  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                                 18,345            19,984
                                                                                           ---------------

TOTAL -- TURKEY                                                                                164,974,114
                                                                                           ---------------
MALAYSIA -- (5.4%)
COMMON STOCKS -- (5.4%)
  *  A&M Realty Berhad                                                           213,550            83,965
     ACP Industries Berhad                                                       512,000            91,477
  *  Advance Synergy Berhad                                                      641,000            38,940
     Advanced Synergy Capital Berhad                                             153,500            17,421
     Affin Holdings Berhad                                                     7,143,300         2,949,180
     Aluminum Co. of Malaysia Berhad                                             250,000           108,523
  *  AMBD Berhad                                                               1,990,900            47,516
  *  AmInvestment Group Berhad                                                   994,468           416,133
     AMMB Holdings Berhad                                                      4,338,144         2,616,663
     Ancom Berhad                                                                393,750            72,434
     Ann Joo Resources Berhad                                                  1,235,100           366,686
  *  Antah Holding Berhad                                                        306,000            19,439
     APM Automotive Holdings Berhad                                              779,100           513,488
     Apollo Food Holdings Berhad                                                 198,400           125,818
  *  Arab Malaysia Corp. Berhad                                                2,000,000           526,734
     Asas Dunia Berhad                                                           524,700            95,829
  *  Asia Pacific Land Berhad                                                  1,349,000            55,345
     Asiatic Development Berhad                                                3,736,600         2,106,659
     Avenue Assets Berhad                                                      3,097,700           524,937

     Ayer Hitam Planting Syndicate Berhad                                         27,000            15,208
     Bandar Raya Developments Berhad                                           2,459,300           539,586
     Batu Kawan Berhad                                                         1,034,500         1,903,064
  *  Berjaya Capital Berhad                                                    2,558,900           656,648
  *  Berjaya Group Berhad                                                      3,516,900            79,126
     Berjaya Land Berhad                                                       3,934,800           958,183
     Bernas Padiberas Nasional Berhad                                          2,341,700           836,764
     Bimb Holdings Berhad                                                      1,029,800           340,723
     Bina Darulaman Berhad                                                       118,000            25,299
     Binaik Equity Berhad                                                        149,800            26,342
     Bolton Properties Berhad                                                  1,107,100           219,779
     Boustead Holdings Berhad                                                  3,078,700         1,509,900
     Bumiputra-Commerce Asset Holdings Berhad                                  1,104,000         1,605,737
     Cahya Mata Sarawak Berhad                                                 1,008,800           267,020
     Chemical Co. of Malaysia Berhad                                             311,000           223,907
     Chin Teck Plantations Berhad                                                296,600           390,420
     Choo Bee Metal Industries Berhad                                            235,700            87,966
  *  Cosway Corp. Berhad                                                         854,100           149,493
  *  Country Heights Holdings Berhad                                             174,000            29,616
     Courts Mammoth Berhad                                                     1,280,000           389,881
     Cycle & Carriage Bintang Berhad                                             249,800           178,696
  *  Damansara Realty Berhad                                                     391,000             7,762
  *  Datuk Keramik Holdings Berhad                                               127,000             1,513
     Dijaya Corp. Berhad                                                         612,100           127,993
     Diversified Resources Berhad                                              6,048,600         2,193,378
     DNP Holdings Berhad                                                         166,000            26,803
     Eastern & Oriental Berhad                                                   325,000            85,917
     Eastern Pacific Industrial Corp. Berhad                                     414,400           176,377
  *  Econstates Berhad                                                           327,900            41,660
     Edaran Otomobil Nasional Berhad                                           1,327,100         1,166,218
     Esso Malaysia Berhad                                                        633,200           417,594
  *  Europlus Berhad                                                             278,100            17,667
  *  Faber Group Berhad                                                          170,300            16,929
     Far East Holdings Berhad                                                    318,400           222,035
     Focal Aims Holdings Berhad                                                  424,000            33,669
     Fraser & Neave Holdings Berhad                                               80,000           123,875
     General Corp. Berhad                                                        564,000            61,953
     Glomac Berhad                                                               591,000           186,936
     Gold IS Berhad                                                            1,287,600           408,978
     Golden Hope Plantations Berhad                                            3,785,400         4,111,530
     Golden Hope Plantations Berhad Series A                                     532,950           552,981
  *  Golden Plus Holdings Berhad                                                 201,000            22,345
  *  Gopeng Berhad                                                               273,900            36,249
  *  Grand United Holdings Berhad                                                451,100            25,671
  *  Gula Perak Berhad                                                           729,750            32,837
     Guthrie Ropel Berhad                                                        191,700           183,683
     Hap Seng Consolidated Berhad                                              1,499,200           801,584
     Highlands and Lowlands Berhad                                             3,508,500         3,733,237
  *  HIL Industries Berhad                                                       373,285            22,231
  *  Ho Hup Construction Co. Berhad                                              175,100            20,965
  *  Ho Wah Genting Berhad                                                       369,000            17,092
     Hong Leong Credit Berhad                                                  1,191,937         1,293,526
     Hong Leong Industries Berhad                                                708,000           599,804
     Hong Leong Properties Berhad                                              2,972,341           487,785
     Hume Industries (Malaysia) Berhad                                           389,967           445,841

     Hwang-DBS (Malaysia) Berhad                                                 654,000           218,089
     IGB Corp. Berhad                                                          8,275,700         2,501,442
     IJM Corp. Berhad                                                          1,608,500         1,830,366
     IJM Plantations Berhad                                                      204,400            61,677
  *  Insas Berhad                                                              1,680,000           104,500
     Integrated Logistics Berhad                                                 324,000           128,646
     IOI Properties Berhad                                                        13,600            27,718
     Island & Peninsular Berhad                                                1,847,223           698,195
     Jaya Tiasa Holdings Berhad                                                1,128,700           744,039
     Jerneh Asia Berhad                                                          265,700           145,508
  *  Johan Holdings Berhad                                                       228,000             5,733
     Johor Port Berhad                                                         1,549,900           935,355
     Johore Tenggara Oil Palm Berhad                                             464,000           141,374
     K & N Kenanga Holdings Berhad                                             1,454,300           192,757
     Keck Seng (Malaysia) Berhad                                                 832,900           449,740
     Kedah Cement Holdings Berhad                                              1,058,307         1,512,668
  *  Kejora Harta Berhad                                                         601,000            62,041
     Kian Joo Can Factory Berhad                                                 598,200           475,013
  *  KIG Glass Industrial Berhad                                                 260,000             2,409
     Kim Hin Industry Berhad                                                     325,900           120,768
     Kim Loong Resources Berhad                                                  113,000            33,200
     KPJ Healthcare Berhad                                                       478,600           195,088
     Kris Components Berhad                                                      368,377           329,277
     Kuala Lumpur Kepong Berhad                                                3,820,500         8,392,117
  *  Kub Malaysia Berhad                                                       1,251,400           115,932
     Kulim Malaysia Berhad                                                     1,295,725           857,415
  *  Kumpulan Emas Berhad                                                      1,268,000            35,450
     Kwantas Corp. Berhad                                                        123,000           124,435
  *  Land & General Berhad                                                     2,261,700            71,838
     Landmarks Berhad                                                          1,637,000           428,965
  *  Leader Universal Holdings Berhad                                          1,621,833           135,098
     Leong Hup Holdings Berhad                                                   286,000            78,729
  *  Lien Hoe Corp. Berhad                                                       654,850            34,605
     Lingui Development Berhad                                                 2,774,700           722,216
     Lion Diversified Holdings Berhad                                          2,414,300         1,635,947
     Lion Industries Corp. Berhad                                              3,576,181           585,995
     Malayan Cement Berhad                                                        67,500            10,452
     Malayawata Steel Berhad                                                     645,100           242,467
     Malaysia Building Society Berhad                                            263,000            42,812
     Malaysia Industrial Development Finance Berhad                            5,266,200         1,561,612
     Malaysian Airlines System Berhad                                             80,000            62,392
     Malaysian Mosaics Berhad                                                  1,968,000           644,442
     Malaysian National Reinsurance Berhad                                       806,900           806,794
     Malaysian Plantations Berhad                                              2,514,000         1,503,875
     Maruichi Malaysia Steel Tube Berhad                                         479,000           144,537
     Matsushita Electric Co. (Malaysia) Berhad                                   294,980           737,392
     MBM Resources Berhad                                                        349,933           245,620
  *  Meda, Inc. Berhad                                                           650,100            19,789
     Mega First Corp. Berhad                                                     448,000            94,865
     Mentakab Rubber Co. (Malaya) Berhad                                           1,100               486
     Merge Housing Berhad                                                         58,952            18,101
     Metro Kajang Holdings Berhad                                                535,333           110,958
  *  Metroplex Berhad                                                            817,000            12,975
     Mieco Chipboard Berhad                                                      732,600           217,182
     MMC Corp. Berhad                                                          6,511,900         3,395,565

     MTD Infraperdana Berhad                                                   5,891,300         1,824,463
     Muda Holdings Berhad                                                        706,000            54,193
     Muhibbah Engineering Berhad                                                 321,600            58,762
  *  MUI Properties Berhad                                                     1,314,000            92,168
  *  Mulpha International Berhad                                               6,934,500         1,082,158
  *  Multi-Purpose Holdings Berhad                                             1,974,000           397,099
     Mutiara Goodyear Development Berhad                                         247,900            29,199
     MWE Holdings Berhad                                                         360,000            53,838
     Mycron Steel Berhad                                                         119,750            23,931
  *  Naluri Berhad                                                             2,329,400           258,959
  *  Nam Fatt Berhad                                                             286,100            29,426
     Narra Industries Berhad                                                     154,200            53,987
     NCB Holdings Berhad                                                       2,363,700         1,502,145
     Negri Sembilan Oil Palms Berhad                                             167,600           109,574
     New Straits Times Press (Malaysia) Berhad                                 1,101,400           771,485
     Nylex (Malaysia) Berhad                                                     109,750            21,206
     Oriental Holdings Berhad                                                  2,837,416         3,094,271
     Oriental Interest Berhad                                                    170,000            59,846
     OSK Holdings Berhad                                                       3,075,218           757,002
     OSK Property Holdings Berhad                                                186,678            60,331
     Pacific & Orient Berhad                                                     246,137           117,476
  *  Pan Malaysia Cement Works Berhad                                          1,271,800           158,218
  *  Pan Pacific Asia Berhad                                                       5,000             2,382
  *  Paracorp Berhad                                                             252,000             6,003
     Paramount Corp. Berhad                                                      203,900           105,203
     PBA Holdings Berhad                                                       1,502,500           576,035
  *  Pernas International Holdings Berhad                                      2,664,000           423,081
     Petaling Garden Berhad                                                      871,000           345,818
     Petronas Dagangan Berhad                                                    332,800           340,155
     Phileo Allied Berhad                                                      2,670,400         2,629,404
  *  Pilecon Engineering Berhad                                                  210,000             4,169
     PJ Development Holdings Berhad                                            1,043,900           108,890
     PK Resources Berhad                                                          25,000             3,375
     PPB Group Berhad                                                          6,374,666         6,969,454
  *  Premium Nutrients Berhad                                                    513,100            22,374
  *  Prime Utilities Berhad                                                       46,000             3,660
  *  Promet Berhad                                                               140,000                 0
     Proton Holdings Berhad                                                    1,305,500         2,423,831
     Pulai Springs Berhad                                                        159,800            58,794
     RHB Capital Berhad                                                       11,437,200         6,863,595
     Road Builders (Malaysia) Holdings Berhad                                  2,368,700         1,051,781
     Sapura Telecommunications Berhad                                            155,152            34,908
     Sarawak Enterprise Corp. Berhad                                           4,271,000         1,359,307
     Sarawak Oil Palms Berhad                                                     93,000            41,634
     SCB Developments Berhad                                                     343,700           291,118
     Scientex, Inc. Berhad                                                       116,000            80,138
     Selangor Dredging Berhad                                                    619,000            57,345
     Shangri-La Hotels (Malaysia) Berhad                                         706,000           235,556
     SHL Consolidated Berhad                                                     943,700           319,736
  *  Silverstone Corp. Berhad                                                      8,690               339
     Sime Darby Berhad                                                           355,980           594,641
  *  Sime Engineering Services Berhad                                            222,000            47,009
  *  South East Asia Lumber, Inc. Berhad                                         228,800            20,288
     Southern Acids (Malaysia) Berhad                                             44,000            20,731
     Southern Bank Berhad (Foreign)                                            1,854,950         1,963,949

     Southern Steel Berhad                                                       521,000           137,733
  *  Store Corp. Berhad                                                          124,630            80,699
     Subur Tiasa Holdings Berhad                                                 438,600           306,652
     Sunrise Berhad                                                              827,200           251,795
     Sunway City Berhad                                                        2,051,700           695,123
     Sunway Holdings, Inc. Berhad                                                394,000            58,401
     Suria Capital Holdings Berhad                                             1,181,600           173,581
     TA Enterprise Berhad                                                      7,022,400         1,140,420
  *  Talam Corp. Berhad                                                          139,050             8,271
  *  Tamco Corp. Holdings Berhad                                                 219,500            15,977
     Tan Chong Motor Holdings Berhad                                           3,485,700         1,264,005
     Tekala Corp. Berhad                                                         337,700            80,407
  *  Time Dotcom Berhad                                                        8,323,300         1,053,332
     Tiong Nam Transport Holdings Berhad                                         171,500            29,052
     Tradewinds (Malaysia) Berhad                                                782,900           517,191
  *  Trengganu Development & Management Berhad                                   534,400           112,778
     Tronoh Mines Malaysia Berhad                                                508,500           439,236
     UAC Berhad                                                                   49,800            63,260
     UDA Holdings Berhad                                                         875,200           488,796
     UEM World Berhad                                                          5,673,800           653,283
     UMW Holdings Berhad                                                       3,008,943         4,700,445
     Unico-Desa Plantations Berhad                                             2,705,000           329,562
     Union Paper Holdings Berhad                                               1,014,100           155,685
     Uniphone Telecommunications Berhad                                          286,800            27,708
     United Malacca Rubber Estates Berhad                                        310,800           324,722
     United Plantations Berhad                                                   821,200         1,488,941
  *  Utama Banking Group Berhad                                                  955,000           149,140
  *  VS Industry Berhad                                                          285,500            89,927
     Warisan TC Holdings Berhad                                                  109,850            47,104
     Worldwide Holdings Berhad                                                   418,600           201,655
     WTK Holdings Berhad                                                         575,400           536,106
     Yeo Hiap Seng (Malaysia) Berhad                                             296,100           161,047
     YTL Corp. Berhad                                                          2,986,700         4,308,501
     Yu Neh Huat Berhad                                                          748,600           225,888
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            130,852,687
                                                                                           ---------------
PREFERRED STOCKS -- (0.0%)
        * Malayan United Industries Berhad A1 08/03/13                         1,526,067            22,216
        * Malayan United Industries Berhad A2 08/03/13                         1,526,067            18,177
                                                                                           ---------------
TOTAL PREFERRED STOCKS                                                                              40,393
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Melewar Industrial Group Berhad Warrants                                     95,800             4,818
  *  Mieco Chipboard Berhad Warrants 04/21/09                                     76,000             6,035
  *  Pan Pacific Asia Berhad Rights                                               28,045                 0
  *  Sarawak Oil Palms Berhad Rights 04/01/06                                     46,500             3,569
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS                                                                               14,422
                                                                                           ---------------

TOTAL -- MALAYSIA                                                                              130,907,502
                                                                                           ---------------

ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  *  Afcon Industries, Ltd.                                                        2,102             7,621
     Albad Massuot Yitzhak, Ltd.                                                  13,365           129,796
     American Israeli Paper Mills, Ltd.                                           20,151           797,239
  *  Ashtrom Properties, Ltd.                                                    171,400            70,513
     Azorim Investment Development & Construction Co., Ltd.                      299,403         2,792,454
     Bank Hapoalim, Ltd.                                                       5,987,462        25,965,262
     Bank Leumi Le-Israel                                                      7,901,628        28,366,273
     Bank of Jerusalem, Ltd.                                                      71,150            87,140
  *  Baran Group, Ltd.                                                            94,200           845,604
     Blue Square Chain Stores Properties & Investments, Ltd.                      33,400           304,111
     CLAL Industries, Ltd.                                                       773,796         3,784,031
  *  Delta Galil Industries, Ltd.                                                 95,091           618,229
  *  Discount Mortgage Bank, Ltd.                                                  3,611           416,980
     Elbit Medical Imaging, Ltd.                                                 168,210         2,642,947
  *  Electra (Israel), Ltd.                                                        6,264           461,172
  *  Electra Consumer Products                                                    53,450           285,094
     Elron Electronic Industries, Ltd.                                           202,296         2,192,379
  *  Feuchtwanger Investments 1984, Ltd.                                          10,500                27
  *  First International Bank of Israel, Ltd. Par Value $0.01                    550,597         1,083,536
  *  First International Bank of Israel, Ltd. Par Value $0.05                    294,660         2,865,354
     Formula Systems (1985), Ltd.                                                 93,700           969,604
  *  Formula Vision Technologies, Ltd.                                             1,953             1,095
     Global Trade Centre Real Estate NV                                            3,052            10,418
  *  Granite Hacarmel Investments, Ltd.                                          142,500           158,980
     IDB Development Corp., Ltd. Series A                                         87,522         2,439,683
     Industrial Building Corp., Ltd.                                             742,835         1,015,763
     Israel Cold Storage & Supply Co., Ltd.                                        7,000            32,686
     Israel Corp., Ltd. Series A                                                   4,000         1,350,113
  *  Israel Land Development Co., Ltd.                                           234,969           715,125
     Israel Petrochemical Enterprises, Ltd.                                      253,817         2,080,675
  *  Israel Steel Mills, Ltd.                                                     97,000               813
  *  J.O.E.L. Jerusalem Oil Exploration, Ltd.                                     17,096           122,362
  *  Kardan Israel, Ltd.                                                           2,237             4,469
     Knafaim-Arkia Holdings, Ltd.                                                117,857         1,351,038
  *  Koor Industries, Ltd.                                                       125,769         6,715,279
     Leader Holding & Investments, Ltd.                                          166,882           286,966
  *  Liberty Properties, Ltd.                                                      3,457            20,418
     M.A.Industries, Ltd.                                                        227,355         1,239,058
     Mehadrin, Ltd.                                                               24,063           440,248
     Merhav-Ceramic & Building Materials Center, Ltd.                             36,232            57,450
  *  Middle East Tube Co., Ltd.                                                   46,200            48,894
     Miloumor, Ltd.                                                               50,403           161,514
     Minrav Holdings, Ltd.                                                         2,000            58,247
  *  Naphtha Israel Petroleum Corp.                                              323,900            58,285
  *  Nice Systems, Ltd.                                                           50,930         2,268,698
  *  OCIF Investments and Development, Ltd.                                        7,956           136,150
     Otzar Hashilton Hamekomi, Ltd.                                                1,050            82,293
     Packer Plada, Ltd.                                                            4,006           167,546
     Polgat Industries, Ltd. Series A                                             87,600            42,777
     Property and Building Corp., Ltd.                                            11,288         1,021,760
  *  Scitex Corp., Ltd.                                                          365,565         2,102,545
     Shrem Fudim Kelner & Co., Ltd.                                               54,600           167,121
     Suny Electronic Inc., Ltd.                                                   63,157           236,081
     Super-Sol, Ltd. Series B                                                    688,337         1,698,351
  *  Team Computer & Systems, Ltd.                                                 7,900            76,931

  *  Tower Semiconductor, Ltd.                                                   130,554           222,571
  *  Union Bank of Israel, Ltd.                                                  373,011         1,555,901
  *  United Mizrahi Bank, Ltd.                                                 1,263,799         6,853,275
  *  Urdan Industries, Ltd.                                                      183,950           108,123
  *  Ytong Industries, Ltd.                                                      174,250           117,909
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                            109,912,977
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  GTC Warrants                                                                     91                 0
                                                                                           ---------------

TOTAL -- ISRAEL                                                                                109,912,977
                                                                                           ---------------
CZECH REPUBLIC -- (3.5%)
COMMON STOCKS -- (3.5%)
  *  Cesky Telecom A.S.                                                          535,201        10,779,403
     CEZ A.S.                                                                  2,744,208        75,160,267
                                                                                           ---------------

TOTAL -- CZECH REPUBLIC                                                                         85,939,670
                                                                                           ---------------
POLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
  *  Amica Wronki SA                                                             174,355           998,034
     Bank Millennium SA                                                        6,347,135         8,794,335
     Bank Przemyslowo Handlowy BPH SA                                              9,050         1,869,953
     Bank Zackodni WBK SA                                                         31,975         1,219,089
  *  Budimex SA                                                                  124,553         1,275,262
     Debica SA                                                                    76,366         1,494,585
  *  Echo Investment SA                                                           24,869         1,108,956
     Elektrobudowa SA                                                             31,748           352,816
     Fabryki Mebli Forte SA                                                       36,826           140,043
  *  Huta Ferrum SA                                                                4,233            11,133
     Impexmetal SA                                                               241,068         4,642,184
  *  Kredyt Bank SA                                                               65,207           256,621
     Lentex SA                                                                   139,083           593,233
  *  Mostostal Export SA                                                         654,595           281,553
  *  Mostostal Warszawa SA                                                       183,300           423,996
  *  Mostostal Zabrze Holding SA                                                 140,376            59,305
     Netia Holdings SA                                                         2,929,680         4,823,042
     Orbis SA                                                                    668,253         6,400,503
     Polski Koncern Naftowy Orlen SA                                           1,889,530        33,935,305
     Prokom Software SA                                                           50,388         1,913,315
     Przedsiebiorstwo Farmaceutyczne JELFA SA                                    139,333         3,295,029
  *  Raciborska Fabryka Kotlow SA                                                291,972         1,628,275
  *  Stalexport SA                                                               422,172           206,106
  *  Ster-Projekt SA                                                             189,938           443,808
                                                                                           ---------------

TOTAL -- POLAND                                                                                 76,166,481
                                                                                           ---------------

INDONESIA -- (3.1%)
COMMON STOCKS -- (3.1%)
  *  PT Apac Centretex Corporation Tbk                                           774,000             6,562
     PT Asahimas Flat Glass Tbk                                                5,333,500         1,698,257
     PT Astra Agro Lestari Tbk                                                12,660,500         6,930,851
     PT Astra Graphia Tbk                                                     18,779,000           513,552
     PT Bank Pan Indonesia Tbk                                               113,482,661         4,235,916
     PT Berlian Laju Tanker Tbk                                               54,456,800         5,146,745
     PT Bhakti Investama Tbk                                                  31,933,500           588,690
     PT Branta Mulia Tbk                                                         180,000            17,865
  *  PT Budi Acid Jaya Tbk                                                     6,410,000            57,521
  *  PT Charoen Pokphand Indonesia Tbk                                        13,979,000           404,127
     PT Clipan Finance Indonesia Tbk                                          12,461,000           359,549
  *  PT Davomas Adabi Tbk                                                     71,017,500           564,717
     PT Dynaplast Tbk                                                          3,040,000           347,999
  *  PT Ever Shine Textile Tbk                                                19,347,215           188,165
  *  PT Great River International Tbk                                          1,788,000            82,043
  *  PT Hero Supermarket Tbk                                                     220,000           132,768
     PT Indorama Synthetics Tbk                                                7,901,320           346,646
     PT International Nickel Indonesia Tbk                                     7,522,000         9,585,057
     PT Jaya Real Property Tbk                                                 5,189,500           968,865
  *  PT Karwell Indonesia Tbk                                                  1,466,500            36,205
  *  PT Kawasan Industry Jababeka Tbk                                            534,000             4,509
     PT Komatsu Indonesia Tbk                                                  6,049,000         5,128,828
     PT Lautan Luas Tbk                                                        7,721,000           364,362
     PT Matahari Putra Prima Tbk                                              12,852,500         1,306,261
     PT Mayorah Indah Tbk                                                      8,497,572           500,109
     PT Medco Energi International Tbk                                        31,249,000        10,329,197
     PT Metrodata Electronics Tbk                                             18,582,000           128,937
  *  PT Modern Photo Tbk                                                       1,266,500            64,430
  *  PT Mutlipolar Corporation Tbk                                             7,188,750           110,998
  *  PT Panasia Indosyntec Tbk                                                   403,200            16,691
     PT Panin Insurance Tbk                                                   27,086,000           674,735
     PT Rig Tenders Indonesia Tbk                                              2,760,000           262,923
  *  PT Selamat Semp Tbk                                                      10,624,000           334,279
     PT Semen Gresik Tbk                                                       8,421,591        15,013,158
  *  PT Sinar Mas Agro Resources & Technology Tbk                              8,442,900           822,322
     PT Summarecon Agung Tbk                                                   2,250,000           165,761
  *  PT Sunson Textile Manufacturer Tbk                                        6,012,000           202,826
  *  PT Suparma Tbk                                                            3,995,345            81,567
  *  PT Surya Dumai Industri Tbk                                               5,145,000           184,758
     PT Surya Toto Indonesia Tbk                                                  46,400            27,771
     PT Tempo Scan Pacific Tbk                                                 6,466,000         3,744,076
     PT Tigaraksa Satria Tbk                                                     684,000            22,857
     PT Timah Tbk                                                              5,855,000         1,002,083
     PT Trias Sentosa Tbk                                                     29,527,200           396,950
     PT Trimegah Sec Tbk                                                      34,298,000           493,496
     PT Tunas Ridean Tbk                                                      10,810,000           688,387
  *  PT Ultrajaya Milk Industry & Trading Co. Tbk                             13,717,500           334,757
     PT Unggul Indah Corp. Tbk                                                   371,435            94,480
                                                                                           ---------------

TOTAL -- INDONESIA                                                                              74,713,608
                                                                                           ---------------
THAILAND -- (3.0%)
COMMON STOCKS -- (3.0%)
  *  Adkinson Securities Public Co., Ltd. (Foreign)                            1,753,500           391,131
  *  Advance Agro Public Co., Ltd. (Foreign)                                   1,859,030         1,050,198

     Amarin Plaza Public Co., Ltd. (Foreign)                                   1,130,300            50,150
     Bangkok Bank Public Co., Ltd. (Foreign)                                     229,700           584,762
     Bangkok Expressway Public Co., Ltd. (Foreign)                             5,353,500         2,855,546
     Bangkok Insurance Public Co., Ltd. (Foreign)                                 60,600           379,071
  *  Bangkok Land Public Co., Ltd. (Foreign)                                  39,735,803           539,509
     Bank of Ayudhya Public Co., Ltd. (Foreign)                               16,377,100         5,161,894
     Banpu Public Co., Ltd. (Foreign)                                          1,454,300         4,513,284
     Big C Supercenter Public Co., Ltd. (Foreign)                              1,274,800           942,694
     Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)               10,961,500           946,125
     Capital Nomura Securities Public Co., Ltd. (Foreign)                        370,100           385,848
     Central Plaza Hotel Public Co., Ltd. (Foreign)                              723,000           530,264
     Charoen Pokphand Foods Public Co., Ltd. (Foreign)                        27,584,340         3,377,401
     Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                   2,814,700           996,354
     Eastern Water Resources Development & Management
      Public Co., Ltd. (Foreign)                                               8,835,200           788,302
     Finansa Public Co., Ltd. (Foreign)                                          113,400            47,840
  *  Golden Land Property Development Public Co., Ltd. (Foreign)                 232,500            37,486
     Hana Microelectronics Public Co., Ltd. (Foreign)                            935,000           550,867
     Hermraj Land & Development Public Co., Ltd. (Foreign)                    15,788,300           302,406
     ICC International Public Co., Ltd. (Foreign)                              2,755,000         2,738,635
  *  Jasmine International Public Co., Ltd. (Foreign)                         23,119,600           218,612
     Kang Yong Electric Public Co., Ltd. (Foreign)                               236,200           320,698
     Kasikornbank Public Co., Ltd. (Foreign)                                   1,530,000         2,374,106
     KCE Electronics Public Co., Ltd. (Foreign)                                  120,000            17,748
     KGI Securities One Public Co., Ltd. (Foreign)                             5,011,800           250,317
     Kiatnakin Finance Public Co., Ltd. (Foreign)                                675,900           450,655
     Krung Thai Bank Public Co., Ltd. (Foreign)                               29,431,100         7,099,999
     Krungthai Card Public Co., Ltd. (Foreign)                                   612,600           292,598
     Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                          545,800           610,378
     Loxley Public Co., Ltd. (Foreign)                                         5,492,700           257,023
     MBK Development  Public Co., Ltd. (Foreign)                                 226,700           241,843
  *  Millennium Steel Public Co., Ltd. (Foreign)                               6,139,300           154,803
     MK Real Estate Development Public Co., Ltd. (Foreign)                     1,181,200            63,578
     Modernform Group Public Co., Ltd. (Foreign)                                  46,000            37,920
     Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                   134,300           898,698
  *  Nakornthai Strip Mill Public Co., Ltd. (Foreign)                         29,133,700           346,115
     National Finance and Securities Public Co., Ltd. (Foreign)                9,726,200         2,924,109
     National Petrochemical Public Co., Ltd. (Foreign)                         2,010,600         6,142,214
  *  Natural Park Public Co., Ltd. (Foreign)                                  13,325,200           171,229
  *  Pacific Assets Public Co., Ltd. (Foreign)                                   380,000            41,460
     Padaeng Industry Public Co., Ltd. (Foreign)                               1,600,800           675,328
     Quality Houses Public Co., Ltd. (Foreign)                                16,805,500           468,574
     Regional Container Lines Public Co., Ltd. (Foreign)                       6,950,000         4,296,884
     Rojana Industrial Park Public Co., Ltd. (Foreign)                           222,600            48,303
     Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                     3,316,000         1,254,203
     Saha Pathanapibul Public Co., Ltd. (Foreign)                              1,367,000           480,579
     Saha-Union Public Co., Ltd. (Foreign)                                     3,025,300         1,144,252
  *  Sahaviriya Steel Industries Public Co., Ltd. (Foreign)                   10,856,200           294,798
     Sansiri Public Co., Ltd. (Foreign)                                        1,462,200            87,920
     Seamico Securities Public Co., Ltd. (Foreign)                             1,130,400           111,272
  *  Shinawatra Satellite Public Co., Ltd. (Foreign)                             939,100           314,210
     Siam Commercial Bank Public Co., Ltd. (Foreign)                           4,716,800         5,460,715
     Siam Food Products Public Co., Ltd. (Foreign)                                97,100           113,003
     Siam Industrial Credit Public Co., Ltd. (Foreign)                         4,478,950           548,399
     Siam Makro Public Co., Ltd. (Foreign)                                       331,200           538,014

     Sri Trang Agro Industry Public Co., Ltd. (Foreign)                          155,431            37,685
     Supalai Public Co., Ltd. (Foreign)                                        2,088,100           107,329
     Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                         554,600           208,420
     Thai Rayon Public Co., Ltd. (Foreign)                                        16,500           163,220
     Thai Rung Union Car Public Co., Ltd. (Foreign)                            5,386,250           645,122
     Thai Wacoal Public Co., Ltd. (Foreign)                                       93,300            74,649
  *  Tipco Asphalt Public Co., Ltd. (Foreign)                                    246,356           110,500
  *  TPI Polene Public Co., Ltd. (Foreign)                                     4,168,162         2,475,936
  *  Tuntex (Thailand) Public Co., Ltd. (Foreign)                              1,987,600            92,525
     Tycoons Worldwide Group Public Co., Ltd. (Foreign)                        1,243,300           224,575
  *  United Communication Industry Public Co., Ltd. (Foreign)                    864,400         1,100,279
     Vanachai Group Public Co., Ltd. (Foreign)                                 1,774,400           205,640
     Vinythai Public Co., Ltd. (Foreign)                                       3,496,017           796,765
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             72,162,969
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                     3,987,330                 0
  *  Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07                 4,600               341
  *  Supalai Public Co., Ltd. (Foreign) Warrants 2008                            152,166             3,099
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS                                                                                3,440
                                                                                           ---------------

TOTAL -- THAILAND                                                                               72,166,409
                                                                                           ---------------
CHILE -- (1.9%)
COMMON STOCKS -- (1.9%)
     Banco de Credito e Inversiones SA Series A                                   54,733         1,376,931
     Banmedica SA                                                                347,000           278,674
     CAP SA (Compania de Aceros del Pacifico)                                    199,310         2,568,756
     Cementos Bio-Bio SA                                                          62,327           158,607
     Cervecerias Unidas SA                                                       143,000           738,868
     Consumidores de Gas de Santiago SA                                          103,000           490,334
  *  Corpbanca SA                                                             13,000,000            75,472
     Cristalerias de Chile SA                                                     14,500           161,484
     CTI SA (Cia Tecno Industrial)                                             4,900,000           114,926
     Empresa Nacional de Electricidad SA                                       2,694,503         2,710,928
     Empresa Nacional de Telecomunicaciones SA                                   116,880         1,130,914
     Empresas CMPC SA                                                            287,777         7,323,764
     Empresas Copec SA                                                           947,488         8,489,346
  *  Empresas Iansa SA                                                         4,994,997           517,140
     Enersis SA                                                               12,509,592         2,900,143
     Industrias Forestales Inforsa SA                                          2,387,597           559,070
  *  Inversiones Frimetal SA                                                   4,900,000                 0
  *  Madeco Manufacturera de Cobre SA                                          2,107,113           195,726
  *  Masisa SA                                                                 3,620,083           770,603
     Minera Valparaiso SA                                                          7,500           133,926
     Parque Arauco SA                                                            543,207           357,407
     Sociedad Industrial Pizarreno SA                                             63,000           121,306
     Sociedad Quimica y Minera de Chile SA Series A                               43,364           368,604
     Sociedad Quimica y Minera de Chile SA Series B                              945,090        10,973,469
     Soquimic Comercial SA                                                       150,000            37,736
     Sud Americana de Vapores SA                                                 410,000           694,243
     Telecomunicaciones de Chile SA Series A                                     552,600         1,295,014
     Telecomunicaciones de Chile SA Series B                                     372,166           827,876

     Vina de Concha y Toro SA                                                    350,000           475,472
     Vina San Pedro SA                                                         8,300,000            89,465
     Vina Sta Carolina SA Series A                                               163,489           114,672
                                                                                           ---------------
TOTAL COMMON STOCKS                                                                             46,050,876
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Vina San Pedro SA Rights 12/11/05                                           251,177                 0
                                                                                           ---------------

TOTAL -- CHILE                                                                                  46,050,876
                                                                                           ---------------
HUNGARY -- (1.8%)
COMMON STOCKS -- (1.8%)
  *  BorsodChem RT                                                               267,322         2,911,488
  *  Danubius Hotel & Spa RT                                                     173,021         4,658,068
     Egis RT                                                                     121,985        12,483,057
  *  Fotex RT                                                                  2,428,739         3,731,280
     Gedeon Richter, Ltd.                                                          6,647         1,185,540
  *  Globus Konzervipari RT                                                      349,690           566,557
  *  Linamar Hungary Autoipari es G                                              100,770           710,363
     Magyar olaj-Es Gazipari RT                                                   97,965         9,274,426
  *  North American Business Industries RT                                       121,832            54,385
  *  Pannonplast RT                                                              138,882         1,143,403
  *  RABA RT                                                                     482,083         1,322,348
  *  Synergon Information Systems Ltd., Budapest                                 247,161           577,754
  *  Tiszai Vegyi Kombinat RT                                                    253,242         6,227,821
     Zwack Unicum Liqueur Industry & Trading Co., Ltd.                               387            20,285
                                                                                           ---------------

TOTAL -- HUNGARY                                                                                44,866,775
                                                                                           ---------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
     Acindar Industria Argentina de Aceros SA Series B                         2,261,067         3,794,865
  *  Alpargatas SA Industrial y Comercial                                          6,363            10,616
  *  Banco Frances del Rio de la Plata SA                                        353,379           883,804
     Banco Macro Bansud SA                                                       310,563           510,973
  *  Banco Suquia SA                                                             327,868            53,620
  *  Capex SA Series A                                                           131,575           210,831
     Celulosa Argentina SA Series B                                               10,843            14,473
  *  Central Costanera SA Series B                                               261,000           325,088
  *  Central Puerto SA Series B                                                  161,000           100,001
  *  Cresud SA Comercial Industrial Financiera y Agropecuaria                    535,252           574,726
     DYCASA SA (Dragados y Construcciones Argentina) Series B                     55,000            61,782
  *  Garovaglio y Zorraquin SA                                                    65,800             9,565
  *  Grupo Financiero Galicia SA Series B                                      2,067,935         1,489,404
  *  IRSA Inversiones y Representaciones SA                                    1,257,197         1,557,592
  *  Juan Minetti SA                                                             806,693           911,493
     Ledesma S.A.A.I.                                                            885,405           526,543
  *  Metrogas SA Series B                                                        176,000            79,081
  *  Molinos Rio de la Plata SA Series B                                         541,214           840,400
  *  Polledo SA Industrial y Constructora y Financiera                            50,000            10,242
  *  Renault Argentina SA                                                        150,050           813,019
     Siderar S.A.I.C. Series A                                                   645,512         5,299,682

  *  Sol Petroleo SA                                                             173,000            89,736
     Solvay Indupa S.A.I.C.                                                    1,334,322         1,754,538
  *  Telecom Argentina Stet-France SA Series B                                   476,600         1,283,308
     Tenaris SA                                                                1,660,259        18,265,822
  *  Transportadora de Gas del Sur SA Series B                                   676,599           782,381
                                                                                           ---------------

TOTAL -- ARGENTINA                                                                              40,253,585
                                                                                           ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
     Aboitiz Equity Ventures, Inc.                                             5,782,000           519,287
     Alaska Milk Corp.                                                         7,953,000           511,072
  *  Alsons Consolidated Resources, Inc.                                      16,904,000           143,053
     Bacnotan Consolidated Industries, Inc.                                    1,696,970           296,818
  *  Belle Corp.                                                              30,800,000           624,784
  *  Cebu Holdings, Inc.                                                       7,763,250           158,238
  *  Digital Telecommunications (Philippines), Inc.                          131,630,000         2,234,957
     Equitable PCI Bank, Inc.                                                  2,841,900         2,865,258
  *  Fil-Estate Land, Inc.                                                     3,196,340            25,918
  *  Filinvest Development Corp.                                               5,283,500           119,696
  *  Filinvest Land, Inc.                                                    151,904,100         3,919,937
  *  Filipina Water Bottling Corp.                                             5,471,786                 0
  *  First E-Bank Corp.                                                          409,000             8,330
     Keppel Philippines Marine, Inc.                                           9,725,165           126,852
  *  Kuok Philippine Properties, Inc.                                          4,300,000            16,321
  *  Megaworld Properties & Holdings, Inc.                                   215,844,000         5,260,237
     Metro Bank and Trust Co.                                                    349,020           200,189
  *  Mondragon International Philippines, Inc.                                 2,464,000             5,703
     Petron Corp.                                                             15,160,000         1,190,464
  *  Philippine National Bank                                                  3,619,900         2,002,805
  *  Philippine National Construction Corp.                                      398,900            22,526
  *  Philippine Realty & Holdings Corp.                                       20,930,000            57,763
     Philippine Savings Bank                                                   1,095,390           699,703
  *  Prime Orion Philippines, Inc.                                            14,400,000            52,849
  *  RFM Corp.                                                                 2,488,200            34,526
     Robinson's Land Corp. Series B                                           16,019,000         1,783,166
     Security Bank Corp.                                                       2,713,200         1,680,176
     SM Development Corp.                                                     21,996,400           576,865
  *  Solid Group, Inc.                                                        19,668,000           183,023
     Soriano (A.) Corp.                                                       20,195,000           781,498
     Union Bank of the Philippines                                               547,400           304,105
     Universal Robina Corp.                                                   16,140,300         5,230,905
  *  Urban Bank, Inc.                                                             14,950               174
                                                                                           ---------------

TOTAL -- PHILIPPINES                                                                            31,637,198
                                                                                           ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     POSCO Sponsored ADR                                                          21,900         1,089,744
  *  TTI Team Telecom International, Ltd. ADR                                     16,590            53,420
                                                                                           ---------------

TOTAL -- UNITED STATES                                                                           1,143,164
                                                                                           ---------------

                                                                              FACE
                                                                              AMOUNT           VALUE++
                                                                         ---------------   ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
     Repurchase Agreement, PNC Capital Markets, Inc.
      3.88%, 12/01/05 (Collateralized by
      $31,296,000 FHLMC Notes 4.00%, 09/22/09, valued
      at $30,670,080) to be repurchased at $30,219,257                   $        30,216   $    30,216,000
                                                                                           ---------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,628,835,342)                                                                      $ 2,439,844,060
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the "Fund") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of November 30, 2005 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.     CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the second fiscal quarter covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

     (a)(1)  Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3)  This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.


By:    /s/ David G. Booth
       -----------------------------------
       David G. Booth
       Chairman, Director, President,
       Chief Executive Officer and Chief Investment Officer

Date: February 3, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       -----------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value Fund Inc.

Date: February 3, 2006


By:    /s/ Michael T. Scardina
       -----------------------------------
       Michael T. Scardina
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund Inc.

Date: February 3, 2006